UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number             811-04719

                The TETON Westwood Funds

(Exact name of registrant as specified in charter)

One Corporate Center

                         Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                         Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:   1-800-422-3554

Date of fiscal year end:  September 30

Date of reporting period:   March 31, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

TETON WESTWOOD FUNDS
Mighty MitesSM Fund

SmallCap Equity Fund

Convertible Securities Fund

Equity Fund

Balanced Fund

Intermediate Bond Fund

Semiannual Report

March 31, 2020

  Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (www.tetonadv.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Funds, you may call 800-937-8966 or send an email request to info@tetonadv.com.

TETON WESTWOOD FUNDS

(Unaudited)

	Class AAA Shares							Class A Shares
	Average Annual Returns – March 31, 2020 (a)							Average Annual Returns – March 31, 2020 (a)(b)(c)
	1 Year	5 Year	10 Year	15 Year	Since Inception	Gross Expense Ratio	Expense Ratio after Adviser Reimburse- ments	1 Year	5 Year	10 Year	15 Year	Since Inception	Gross Expense Ratio	Expense Ratio after Adviser Reimburse- ments
Mighty Mites	(25.86)%	(1.81)%	5.66%	6.33%	8.68%	1.41%	1.41%	(29.00)%	(2.86)%	4.96%	5.79%	8.26%	1.66%	1.66%
SmallCap Equity	(28.07)	0.15	5.37	5.55	5.75	1.64	1.25	(31.12)	(0.91)	4.69	5.02	5.39	1.89	1.50
Convertible Securities	(2.87)	4.37	7.45	5.51	6.98	1.66	1.15	(7.05)	3.26	6.75	4.96	6.56	1.91	1.40
Equity	(12.10)	3.33	7.51	6.07	9.16	1.64	1.64	(15.75)	2.24	6.82	5.53	8.80	1.89	1.89
Balanced	(4.30)	3.43	5.96	5.37	7.75	1.37	1.37	(8.34)	2.34	5.26	4.83	7.33	1.62	1.62
Intermediate Bond	(1.19)	0.50	1.41	2.40	4.12	2.47	1.00	(5.35)	(0.43)	0.87	2.01	3.90	2.57	1.10

	Class C Shares							Class I Shares
	Average Annual Returns – March 31, 2020 (a)(c)(d)							Average Annual Returns – March 31, 2020 (a)(c)
	1 Year	5 Year	10 Year	15 Year	Since Inception	Gross Expense Ratio	Expense Ratio after Adviser Reimburse- ments	1 Year	5 Year	10 Year	15 Year	Since Inception	Gross Expense Ratio	Expense Ratio after Adviser Reimburse- ments
Mighty Mites	(27.18)%	(2.55)%	4.86%	5.54%	8.00%	2.16%	2.16%	(25.66)%	(1.56)%	5.92%	6.54%	8.83%	1.16%	1.16%
SmallCap Equity	(29.31)	(0.59)	4.60	4.68	5.09	2.39	2.00	(27.87)	0.40	5.64	5.77	5.90	1.39	1.00
Convertible Securities	(4.64)	3.58	6.65	4.72	6.39	2.41	1.90	(2.69)	4.65	7.73	5.73	7.13	1.41	0.90
Equity	(13.54)	2.56	6.71	5.29	8.64	2.39	2.39	(11.85)	3.59	7.76	6.28	9.26	1.39	1.39
Balanced	(5.99)	2.67	5.18	4.59	7.16	2.12	2.12	(4.06)	3.70	6.22	5.58	7.86	1.12	1.12
Intermediate Bond	(2.67)	(0.20)	0.68	1.65	3.63	3.22	1.75	(1.20)	0.70	1.63	2.59	4.22	2.22	0.75

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.tetonadv.com for performance information as of the most recent month end. For the SmallCap Equity, Convertible Securities, and Intermediate Bond Funds (and for the Mighty Mites Fund through September 30, 2005), Teton Advisors, Inc. (the Adviser) reimbursed expenses to limit the expense ratio. Had such limitations not been in place, returns would have been lower. The contractual expense limitations are in effect through January 31, 2021 and are renewable annually by the Adviser. The Funds, except for the Equity, Balanced, and Intermediate Bond Funds, impose a 2.00% redemption fee on shares sold or exchanged within seven days after the date of purchase. Investors should carefully consider the investment objectives, risks, charges, and expenses of a Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.tetonadv.com.

(b)	Includes the effect of the maximum 4.00% sales charge at the beginning of the period.
(c)

The performance of the Class AAA Shares is used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares. The performance for the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The performance for the Class I Shares would have been higher due to the lower expenses associated with this class of shares. The inception dates for the Class AAA Shares and the initial issuance dates for the Class A Shares, Class C Shares, and Class I Shares after which shares remained continuously outstanding are listed below.

(d)	Assuming payment of the 1.00% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

Inception Dates
	Class AAA Shares	Class A Shares	Class C Shares	Class I Shares
Mighty Mites	05/11/98	11/26/01	08/03/01	01/11/08
SmallCap Equity	04/15/97	11/26/01	11/26/01	01/11/08
Convertible Securities	09/30/97	05/09/01	11/26/01	01/11/08
Equity	01/02/87	01/28/94	02/13/01	01/11/08
Balanced	10/01/91	04/06/93	09/25/01	01/11/08
Intermediate Bond	10/01/91	07/26/01	10/22/01	01/11/08

The TETON Westwood Funds file complete schedules of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.tetonadv.com or by calling the Funds at 800-WESTWOOD (800-937-8966). The Funds’ Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

Each Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Funds’ proxy voting policies, procedures, and how the Funds voted proxies relating to portfolio securities are available without charge, upon request, by (i) calling 800-WESTWOOD (800-937-8966); (ii) writing to The TETON Westwood Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) visiting the SEC’s website at www.sec.gov.

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TETON Westwood Funds

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from October 1, 2019 through March 31, 2020

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table on page 5 illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

TETON Westwood Funds

Disclosure of Fund Expenses (Unaudited) (Continued)

For the Six Month Period from October 1, 2019 through March 31, 2020

Expense Table

	Actual Fund Return				Hypothetical 5% Return
	Beginning	Ending	Annualized	Expenses	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During	Account Value	Account Value	Expense	Paid During
	10/01/19	03/31/20	Ratio	Period*	10/01/19	03/31/20	Ratio	Period*

TETON Westwood Mighty Mites Fund
Class AAA	$1,000.00	$740.50	1.43%	$6.22	$1,000.00	$1,017.85	1.43%	$7.21
Class A	$1,000.00	$739.60	1.68%	$7.31	$1,000.00	$1,016.60	1.68%	$8.47
Class C	$1,000.00	$737.30	2.18%	$9.47	$1,000.00	$1,014.10	2.18%	$10.98
Class I	$1,000.00	$741.50	1.18%	$5.14	$1,000.00	$1,019.10	1.18%	$5.96

TETON Westwood SmallCap Equity Fund
Class AAA	$1,000.00	$715.30	1.25%	$5.36	$1,000.00	$1,018.75	1.25%	$6.31
Class A	$1,000.00	$714.20	1.50%	$6.43	$1,000.00	$1,017.50	1.50%	$7.57
Class C	$1,000.00	$712.60	2.00%	$8.56	$1,000.00	$1,015.00	2.00%	$10.08
Class I	$1,000.00	$715.90	1.00%	$4.29	$1,000.00	$1,020.00	1.00%	$5.05

TETON Convertible Securities Fund
Class AAA	$1,000.00	$918.50	1.15%	$5.52	$1,000.00	$1,019.25	1.15%	$5.81
Class A	$1,000.00	$917.20	1.40%	$6.71	$1,000.00	$1,018.00	1.40%	$7.06
Class C	$1,000.00	$914.80	1.90%	$9.10	$1,000.00	$1,015.50	1.90%	$9.57
Class I	$1,000.00	$919.30	0.90%	$4.32	$1,000.00	$1,020.50	0.90%	$4.55

TETON Westwood Equity Fund
Class AAA	$1,000.00	$807.50	1.65%	$7.46	$1,000.00	$1,016.75	1.65%	$8.32
Class A	$1,000.00	$806.70	1.90%	$8.58	$1,000.00	$1,015.50	1.90%	$9.57
Class C	$1,000.00	$805.00	2.40%	$10.83	$1,000.00	$1,013.00	2.40%	$12.08
Class I	$1,000.00	$808.80	1.40%	$6.33	$1,000.00	$1,018.00	1.40%	$7.06

TETON Westwood Balanced Fund
Class AAA	$1,000.00	$892.40	1.40%	$6.62	$1,000.00	$1,018.00	1.40%	$7.06
Class A	$1,000.00	$891.10	1.65%	$7.80	$1,000.00	$1,016.75	1.65%	$8.32
Class C	$1,000.00	$888.70	2.15%	$10.15	$1,000.00	$1,014.25	2.15%	$10.83
Class I	$1,000.00	$893.40	1.15%	$5.44	$1,000.00	$1,019.25	1.15%	$5.81

TETON Westwood Intermediate Bond Fund
Class AAA	$1,000.00	$961.90	1.00%	$4.90	$1,000.00	$1,020.00	1.00%	$5.05
Class A	$1,000.00	$960.70	1.10%	$5.39	$1,000.00	$1,019.50	1.10%	$5.55
Class C	$1,000.00	$960.70	1.75%	$8.58	$1,000.00	$1,016.25	1.75%	$8.82
Class I	$1,000.00	$961.40	0.75%	$3.68	$1,000.00	$1,021.25	0.75%	$3.79

*

Expenses are equal to the Funds’ annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183 days), then divided by 366.

Summary of Portfolio Holdings (Unaudited)

The following tables present portfolio holdings as a percent of net assets as of March 31, 2020:

TETON Westwood Mighty Mites Fund

Diversified Industrial	11.7%
Health Care	10.5%
Financial Services	10.0%
Aerospace and Defense	8.2%
Equipment and Supplies	5.1%
Electronics	4.2%
Machinery	3.6%
Real Estate	3.4%
Hotels and Gaming	3.2%
Consumer Products	3.0%
Food and Beverage	2.8%
Business Services	2.5%
Restaurants	2.5%
Building and Construction	2.4%
Manufactured Housing and Recreational Vehicles	2.4%
Specialty Chemicals	2.3%
Computer Software and Services	2.1%
Aviation: Parts and Services	2.1%
Energy and Utilities: Water	2.1%
Retail	2.0%
Environmental Control	1.8%
Telecommunications	1.8%
Automotive: Parts and Accessories	1.4%

Automotive	1.3%
Broadcasting	1.2%
Publishing	1.1%
Consumer Services	1.1%
Energy and Utilities: Natural Gas	0.9%
Metals and Mining	0.8%
Agriculture	0.7%
Semiconductors	0.6%
Communications Equipment	0.5%
Entertainment	0.4%
Paper and Forest Products	0.3%
Energy and Utilities: Integrated	0.2%
Educational Services	0.1%
Airlines	0.1%
Energy and Utilities: Services	0.1%
Energy and Utilities	0.1%
Transportation	0.0%*
Communications	0.0%*
Energy and Utilities: Oil	0.0%*
Other Assets and Liabilities (Net)	(0.6)%

100.0%

*	Amount represents less than 0.05%.

TETON Westwood SmallCap Equity Fund

Banking	20.7%
Semiconductors	11.0%
Computer Software and Services	8.9%
Health Care	8.3%
Communications Equipment	6.0%
Electronics	5.7%
Financial Services	5.0%
Business Services	4.8%
Specialty Chemicals	4.1%
Retail	3.2%
Energy and Utilities	3.1%
Automotive	2.6%
Diversified Industrial	2.5%
Consumer Products	2.3%

Building and Construction	2.2%
Aviation: Parts and Services	1.8%
Machinery	1.3%
Transportation	1.1%
Environmental Control	1.0%
Broadcasting	0.9%
U.S. Government Obligations	0.8%
Communications	0.8%
Real Estate	0.7%
Aerospace	0.5%
Equipment and Supplies	0.5%
Other Assets and Liabilities (Net)	0.2%

100.0%

TETON Convertible Securities Fund

Computer Software and Services	24.8%
Health Care	17.3%
Energy and Utilities: Integrated	8.0%
Telecommunications	6.1%
Semiconductors	5.7%
Security Software	5.1%
U.S. Government Obligations	4.5%
Financial Services	3.6%
Communications Equipment	3.5%
Energy and Utilities: Services	3.4%
Real Estate Investment Trusts	3.0%
Diversified Industrial	2.7%
Business Services	2.1%
Cable and Satellite	1.5%
Transportation	1.1%
Energy and Utilities: Water	1.0%
Equipment and Supplies	0.9%
Aviation: Parts and Services	0.9%

Industrials	0.8%
Aerospace and Defense	0.7%
Consumer Products	0.6%
Consumer Services	0.6%
Food and Beverage	0.6%
Agriculture	0.2%
Other Assets and Liabilities (Net)	1.3%

100.0%

Summary of Portfolio Holdings (Unaudited) (Continued)

TETON Westwood Equity Fund

Health Care	13.9%
Computer Software and Services	12.2%
Financial Services	11.4%
Banking	8.6%
Energy: Integrated	7.8%
Retail	7.4%
Telecommunications	4.5%
Aerospace	4.5%
Consumer Products	4.0%
Diversified Industrial	4.0%
Food and Beverage	3.9%

Energy: Oil	3.7%
Real Estate	3.2%
Business Services	2.4%
Transportation	2.2%
Broadcasting	2.1%
Entertainment	2.0%
Energy and Energy Services	1.3%
Other Investment Companies	1.0%
Other Assets and Liabilities (Net)	(0.1)%

100.0%

TETON Westwood Balanced Fund

U.S. Government Obligations	17.6%
Health Care	10.6%
Financial Services	10.0%
Banking	8.5%
Computer Software And Services	8.2%
Short Term Investment	4.9%
Energy: Integrated	4.8%
Retail	4.2%
Consumer Products	3.8%
Diversified Industrial	3.6%
Federal National Mortgage Association	3.4%
Energy: Oil	3.3%
Transportation	3.0%

Telecommunications	2.7%
Aerospace	2.6%
Food And Beverage	2.6%
Real Estate	2.0%
Broadcasting	1.3%
Entertainment	1.3%
Business Services	1.1%
Federal Home Loan Mortgage Corp.	1.0%
Energy And Energy Services	0.7%
Other Assets and Liabilities (Net)	(1.2)%

100.0%

TETON Westwood Intermediate Bond Fund

Corporate Bonds	83.1%
U.S. Government Obligations	13.6%
Convertible Corporate Bonds	1.8%
U.S. Government Agency Obligations	0.3%
Other Assets and Liabilities (Net)	1.2%

100.0%

TETON Westwood Mighty Mites Fund

Summary Schedule of Investments — March 31, 2020 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS* — 99.4%
	Aerospace and Defense — 8.2%
1,038,900	Aerojet Rocketdyne Holdings Inc.†	$4,935,277	$43,457,187
422,340	Various Securities	7,024,576	5,267,683

		11,959,853	48,724,870

	Agriculture — 0.7%
739,725	Various Securities	6,291,919	4,149,094

	Airlines — 0.1%
265,000	Various Securities	15,815	507,850

	Automotive — 1.3%
289,790	Various Securities	3,623,716	7,562,901

	Automotive: Parts and Accessories — 1.3%
1,038,128	Various Securities	14,109,767	7,590,099

	Aviation: Parts and Services — 2.1%
189,040	Ducommun Inc.†	4,811,439	4,697,644
186,200	Kaman Corp.	4,786,120	7,163,114
37,396	Various Securities	228,168	341,384

		9,825,727	12,202,142

	Broadcasting — 1.2%
898,000	Beasley Broadcast Group Inc., Cl. A(a)	4,944,632	1,661,300
1,116,028	Various Securities	3,487,198	5,270,824

		8,431,830	6,932,124

	Building and Construction — 2.4%
122,500	Gibraltar Industries Inc.†	2,889,333	5,257,700
98,200	The Monarch Cement Co.	2,607,988	4,811,800
952,434	Various Securities	6,980,525	4,006,996

		12,477,846	14,076,496

	Business Services — 2.5%
28,792	Trans-Lux Corp.†(a)(b)(c)	25,123	16,052
2,397,208	Trans-Lux Corp.†(a)	1,375,413	1,336,443
1,969,953	Various Securities	19,472,928	13,608,464

		20,873,464	14,960,959

	Communications Equipment — 0.5%
707,000	Various Securities	4,481,987	2,776,470

	Computer Software and Services — 2.1%
2,204,488	Various Securities	11,930,412	12,500,338

	Consumer Products — 2.9%
790,000	Marine Products Corp.	5,696,779	6,383,200
5,905,622	Various Securities	14,934,375	11,060,504

		20,631,154	17,443,704

	Consumer Services — 1.1%
375,320	1-800-Flowers.com Inc., Cl. A†	1,274,361	4,965,484
154,800	Various Securities	1,799,702	1,647,576

		3,074,063	6,613,060

	Diversified Industrial — 11.7%
264,000	Burnham Holdings Inc., Cl. A(a)	4,218,361	2,706,000
77,673	Chase Corp.	1,175,370	6,391,711
486,703	Griffon Corp.	5,377,187	6,156,793
60,120	John Bean Technologies Corp.	1,753,961	4,465,112
271,502	Lawson Products Inc.†	4,039,654	7,254,533
1,003,870	Myers Industries Inc.	15,600,625	10,791,603
212,331	Park-Ohio Holdings Corp.	4,882,806	4,021,549
629,000	Steel Partners Holdings LP†	10,164,932	3,411,319
476,000	Tredegar Corp.	7,901,155	7,439,880
454,000	Twin Disc Inc.†	8,195,667	3,168,920
2,804,179	Various Securities	20,593,283	13,694,433

		83,903,001	69,501,853

Shares		Cost	Market Value

	Educational Services — 0.1%
123,000	Various Securities	$596,725	$731,850

	Electronics — 4.0%
168,300	Bel Fuse Inc., Cl. A(a)	3,079,334	1,178,100
333,500	CTS Corp.	2,767,089	8,300,815
700,000	Schmitt Industries Inc.†(a)	1,612,360	1,925,000
774,362	Various Securities	6,245,490	12,250,054

		13,704,273	23,653,969

	Energy and Utilities: Integrated — 0.2%
18,000	Various Securities	424,380	1,178,460

	Energy and Utilities: Natural Gas — 0.9%
833,744	Various Securities	2,109,514	5,316,848

	Energy and Utilities: Oil — 0.0%
85,000	Various Securities	261,491	46,571

	Energy and Utilities: Services — 0.1%
306,950	Various Securities	4,526,282	358,001

	Energy and Utilities: Water — 2.1%
73,304	SJW Group	1,858,060	4,234,772
279,966	Various Securities	3,810,677	7,956,214

		5,668,737	12,190,986

	Entertainment — 0.4%
1,073,130	Various Securities	2,803,907	2,291,426

	Environmental Control — 1.8%
262,853	Casella Waste Systems Inc., Cl. A†	1,237,583	10,267,038
59,904	Various Securities	535,593	542,735

		1,773,176	10,809,773

	Equipment and Supplies — 5.1%
210,000	Federal Signal Corp.	1,278,662	5,728,800
135,000	Interpump Group SpA	960,931	3,272,637
288,000	Kimball International Inc., Cl. B	2,850,737	3,430,080
359,020	The Eastern Co.(a)	6,657,813	7,000,890
130,000	The Gorman-Rupp Co.	3,022,642	4,057,300
317,500	The L.S. Starrett Co., Cl. A†(a)	3,498,873	1,028,700
929,294	Various Securities	13,139,023	5,968,989

		31,408,681	30,487,396

	Financial Services — 9.4%
305,658	Atlantic Capital Bancshares Inc.†	5,375,086	3,628,160
1,120	Farmers & Merchants Bank of
	Long Beach	6,157,165	6,720,000
583,300	Flushing Financial Corp.	9,791,548	7,792,888
10	Guaranty Corp., Cl. A†(d)	137,500	157,515
3,758,280	Various Securities	42,979,028	37,192,702

		64,440,327	55,491,265

	Food and Beverage — 2.8%
1,933,922	Various Securities	21,515,926	16,760,176

	Health Care — 10.4%
123,000	BioTelemetry Inc.†	868,788	4,736,730
106,660	Cardiovascular Systems Inc.†	1,844,922	3,755,499
361,940	Cutera Inc.†	5,267,104	4,726,936
528,448	InfuSystem Holdings Inc.†	1,369,063	4,486,523
139,000	Neogen Corp.†	408,302	9,311,610
64,000	Quidel Corp.†	822,123	6,259,840
93,934	SurModics Inc.†	1,907,429	3,129,881
2,000	Targanta Therapeutics Corp., Escrow†(d)	0	0
100,000	Zealand Pharma A/S†	1,250,037	3,450,976
1,422,113	Various Securities	11,741,016	21,874,654

		25,478,784	61,732,649

	Hotels and Gaming — 3.2%
59,620	Churchill Downs Inc.	988,888	6,137,879

See accompanying notes to financial statements.

8

TETON Westwood Mighty Mites Fund

Summary Schedule of Investments (Continued) – March 31, 2020 (Unaudited)

|Shares		Cost	Market Value
	COMMON STOCKS* (Continued)
	Hotels and Gaming (Continued)
634,210	Golden Entertainment Inc.†	$6,767,044	$4,192,128
2,136,400	Various Securities	12,074,267	8,370,075

		19,830,199	18,700,082

	Machinery — 3.6%
312,000	Astec Industries Inc.	10,962,065	10,910,640
550,000	Gencor Industries Inc.†	3,688,073	5,775,000
110,700	Various Securities	1,878,456	4,809,905

		16,528,594	21,495,545

	Manufactured Housing and Recreational Vehicles — 2.4%
48,000	Cavco Industries Inc.†	2,954,508	6,957,120
175,750	Nobility Homes Inc.	2,043,494	3,884,075
156,000	Various Securities	1,374,872	3,125,360

		6,372,874	13,966,555

	Metals and Mining — 0.8%
570,000	Osisko Gold Royalties Ltd.	8,280,879	4,252,824
994,000	Various Securities	876,199	211,927

		9,157,078	4,464,751

	Paper and Forest Products — 0.3%
26,800	Various Securities	2,281,278	1,541,000

	Publishing — 1.1%
848,600	The E.W. Scripps Co., Cl. A	5,140,373	6,398,444
221,000	Various Securities	782,634	350,310

		5,923,007	6,748,754

	Real Estate — 3.4%
277,950	Griffin Industrial Realty Inc.(a)	8,049,002	9,088,965
2,508	Royalty LLC†(d)	0	255
1,879,428	Various Securities	16,495,633	11,215,640

		24,544,635	20,304,860

	Restaurants — 2.5%
222,060	Nathan’s Famous Inc.(a)	3,226,118	13,545,660
86,139	Various Securities	2,387,565	1,385,883

		5,613,683	14,931,543

	Retail — 2.0%
132,740	Ingles Markets Inc., Cl. A	2,351,240	4,799,878
129,674	Village Super Market Inc., Cl. A	3,486,425	3,187,387
554,510	Various Securities	7,482,247	3,582,995

		13,319,912	11,570,260

	Semiconductors — 0.6%
85,740	Entegris Inc.	433,020	3,838,580

	Specialty Chemicals — 2.3%
1,061,560	Ferro Corp.†	4,997,760	9,936,202
467,594	Various Securities	4,505,367	3,654,798

		9,503,127	13,591,000

	Telecommunications — 1.8%
119,000	Shenandoah Telecommunications Co.	624,717	5,860,750
1,230,711	Various Securities	6,936,295	4,727,980

		7,561,012	10,588,730

	Transportation — 0.0%
16,500	Various Securities	362,914	155,430

	TOTAL COMMON STOCKS	507,774,090	588,488,420

	CLOSED-END FUNDS* — 0.1%
111,980	Various Securities	1,004,359	489,353

Shares		Cost	Market Value
	PREFERRED STOCKS* — 0.6%
	Automotive: Parts and Accessories — 0.1%
44,300	Various Securities	$172,422	$681,576

	Financial Services — 0.5%
172,000	Various Securities	4,897,951	2,911,960

	TOTAL PREFERRED STOCKS	5,070,373	3,593,536

	CONVERTIBLE PREFERRED STOCKS* — 0.0%
	Food and Beverage — 0.0%
500	Various Securities	7,625	19,890

	MANDATORY CONVERTIBLE SECURITIES* (e) — 0.1%
	Energy and Utilities — 0.1%
15,095	Various Securities	313,221	316,995

	RIGHTS* — 0.0%
	Entertainment — 0.0%
550,000	Media General Inc., CVR†(d)	1	0

	Health Care — 0.0%
200,000	Teva Pharmaceutical Industries Ltd., CCCP, expire 02/20/23†(d)	103,591	0

	TOTAL RIGHTS	103,592	0

	WARRANTS* — 0.0%
	Energy and Utilities — 0.0%
2	Key Energy Services Inc., expire 12/15/21†(d)	0	6
2	Key Energy Services Inc., expire 12/15/20†(d)	0	5

		0	11

	Energy and Utilities: Services — 0.0%
7,627	Various Securities	0	2,136

	Health Care — 0.0%
4,368	Various Securities	15,533	12,655

	TOTAL WARRANTS	15,533	14,802

	TOTAL MISCELLANEOUS INVESTMENTS — 0.4%(f)	3,442,302	2,569,052

	TOTAL INVESTMENTS — 100.6%	$517,731,095	595,492,048

	Other Assets and Liabilities (Net) — (0.6)%		(3,478,321)

	NET ASSETS — 100.0%		$592,013,727

This Summary Schedule of Investments does not reflect the complete portfolio holdings of the Fund. It includes the Fund’s 50 largest holdings, each investment of any issuer that exceeds 1% of the Fund’s net assets, and affiliated or Level 3 securities, if any.

*

“Various Securities” consist of issuers not identified as a top 50 holding, issues or issuers not exceeding 1% of net assets individually or in the aggregate, any issuers that are not affiliated or Level 3 securities, if any, as of March 31, 2020. The complete Schedule of Investments is available (i) without charge, upon request, by calling 800-GABELLI (800-422-3554); and (ii) on the SEC’S website at http://www.sec.gov.

(a)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to financial statements.

9

TETON Westwood Mighty Mites Fund

Summary Schedule of Investments (Continued) – March 31, 2020 (Unaudited)

(c)

At March 31, 2020, the Fund held an investment in a restricted and illiquid security amounting to $16,052 or 0.00% of net assets., which was valued under methods approved by the Board of Trustees as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	03/31/20 Carrying Value Per Share
28,792	Trans-Lux Corp	06/01/09- 09/25/18	$25,123	$0.5575

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.

(f)	Represents previously undisclosed, unrestricted securities which the Fund has held for less than one year.

†	Non-income producing security.

CCCP    Contingent Cash Consideration Payment

CVR      Contingent Value Right

See accompanying notes to financial statements.

10

TETON Westwood SmallCap Equity Fund

Schedule of Investments — March 31, 2020 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 99.0%
	Aerospace — 0.5%
3,600	Hexcel Corp.	$109,475	$133,884

	Automotive — 2.6%
10,500	Rush Enterprises Inc., Cl. A	290,875	335,160
11,300	Winnebago Industries Inc.	277,170	314,253

		568,045	649,413

	Aviation: Parts and Services — 1.8%
25,200	AAR Corp	617,074	447,552

	Banking — 20.7%
22,600	Atlantic Capital Bancshares Inc.†	410,019	268,262
9,433	Atlantic Union Bankshares Corp.	223,128	206,583
15,600	Banc of California Inc.	288,439	124,800
13,200	BankUnited Inc.	364,856	246,840
5,900	Berkshire Hills Bancorp Inc.	153,535	87,674
21,662	Cadence BanCorp.	342,302	141,886
13,400	CenterState Bank Corp.	309,741	230,882
8,400	Columbia Banking System Inc.	257,223	225,120
3,200	Financial Institutions Inc.	56,688	58,048
34,400	First Foundation Inc.	531,613	351,568
9,300	Glacier Bancorp Inc.	175,557	316,247
52,050	Investors Bancorp Inc.	561,191	415,879
6,500	Live Oak Bancshares Inc.	114,239	81,055
17,150	OceanFirst Financial Corp.	373,678	272,857
17,350	OFG Bancorp	174,937	193,973
17,000	PCSB Financial Corp.	286,964	237,830
20,806	Sterling Bancorp	251,944	217,423
22,200	TrustCo Bank Corp.	147,725	120,102
19,050	Umpqua Holdings Corp.	280,046	207,645
37,720	Valley National Bancorp	368,133	275,733
33,200	Veritex Holdings Inc.	866,006	463,804
14,000	Washington Federal Inc.	300,174	363,440
4,700	Washington Trust Bancorp Inc.	125,134	171,832

		6,963,272	5,279,483

	Broadcasting — 0.9%
11,800	Chicken Soup For The Soul Entertainment Inc.†	120,542	79,650
17,600	Hemisphere Media Group Inc.†	206,059	150,304

		326,601	229,954

	Building and Construction — 2.2%
5,500	EMCOR Group Inc.	262,514	337,260
8,800	MYR Group Inc.†	153,563	230,472

		416,077	567,732

	Business Services — 4.8%
21,000	ABM Industries Inc.	654,558	511,560
3,550	FTI Consulting Inc.†	118,940	425,183
5,600	McGrath RentCorp.	180,384	293,328

		953,882	1,230,071

	Communications — 0.8%
16,100	Meredith Corp.	588,589	196,742

	Communications Equipment — 6.0%
94,500	Extreme Networks Inc.†	563,293	292,005
122,800	Infinera Corp.†	850,953	650,840
4,822	Lumentum Holdings Inc.†	206,432	355,381
15,500	Switch Inc., Cl. A	111,834	223,665

		1,732,512	1,521,891

	Computer Software and Services — 8.9%
8,300	Bottomline Technologies DE Inc.†	225,173	304,195
31,300	Cloudera Inc.†	169,562	246,331
44,000	NetScout Systems Inc.†	973,417	1,041,480
17,700	Progress Software Corp.	425,861	566,400

Shares		Cost	Market Value

4,800	Teradata Corp.†	$124,394	$98,352

		1,918,407	2,256,758

	Consumer Products — 2.3%
21,900	Hanesbrands Inc.	354,390	172,353
3,600	iRobot Corp.†	158,928	147,240
7,300	Oxford Industries Inc.	444,262	264,698

		957,580	584,291

	Diversified Industrial — 2.5%
3,900	Fabrinet†	142,528	212,784
2,600	Kennametal Inc.	72,536	48,412
24,300	Steelcase Inc., Cl. A	340,140	239,841
17,700	Textainer Group Holdings Ltd.†	137,696	145,494

		692,900	646,531

	Electronics — 5.7%
13,300	Advanced Energy Industries Inc.†	614,276	644,917
7,500	FARO Technologies Inc.†	265,796	333,750
14,100	Plantronics Inc.	543,254	141,846
25,700	TTM Technologies Inc.†	299,653	265,738
900	Woodward Inc.	55,787	53,496

		1,778,766	1,439,747

	Energy and Utilities — 3.1%
10,800	Apergy Corp.†	324,435	62,100
55,200	Centennial Resource Development Inc., Cl. A†	765,408	14,518
41,200	Magnolia Oil & Gas Corp., Cl. A†	487,727	164,800
24,200	Matador Resources Co.†	472,306	60,016
23,700	Oceaneering International Inc.†	442,687	69,678
34,500	Parsley Energy Inc., Cl. A	822,353	197,685
94,200	Patterson-UTI Energy Inc.	1,500,341	221,370
2,100	Penn Virginia Corp.†	88,616	6,489

		4,903,873	796,656

	Environmental Control — 1.0%
22,600	Evoqua Water Technologies Corp.†	212,104	253,346

	Equipment and Supplies — 0.5%
11,300	CIRCOR International Inc.†	447,379	131,419

	Financial Services — 5.0%
10,700	Boston Private Financial Holdings Inc.	108,264	76,505
13,400	Brown & Brown Inc.	210,420	485,348
11,800	Coastal Financial Corp.†	168,394	124,018
3,900	Mercury General Corp.	150,659	158,808
6,400	ProAssurance Corp.	180,289	160,000
6,500	Stifel Financial Corp.	262,650	268,320

		1,080,676	1,272,999

	Health Care — 8.3%
2,700	AMN Healthcare Services Inc.†	133,553	156,087
1,780	ICU Medical Inc.†	129,303	359,150
12,800	Natus Medical Inc.†	362,734	296,064
6,550	Omnicell Inc.†	163,674	429,549
44,900	Patterson Cos. Inc.	796,800	686,521
10,400	Supernus Pharmaceuticals Inc.†	264,689	187,096

		1,850,753	2,114,467

	Machinery — 1.3%
42,300	Mueller Water Products Inc., Cl. A	471,820	338,823

	Real Estate — 0.7%
4,000	Alpine Income Property Trust Inc., REIT	73,305	49,240
8,500	CareTrust REIT Inc.	179,313	125,715

		252,618	174,955

See accompanying notes to financial statements.

11

TETON Westwood SmallCap Equity Fund

Schedule of Investments (Continued) — March 31, 2020 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Retail — 3.2%
6,350	American Eagle Outfitters Inc.	$80,754	$50,483
38,000	Ethan Allen Interiors Inc.	721,833	388,360
14,100	The Hain Celestial Group Inc.†	253,723	366,177

		1,056,310	805,020

	Semiconductors — 11.0%
1,100	Cabot Microelectronics Corp.	64,881	125,554
22,700	Entegris Inc.	358,251	1,016,279
20,300	FormFactor Inc.†	232,635	407,827
20,600	Marvell Technology Group Ltd.	288,418	466,178
7,500	nLight Inc.†	89,002	78,675
23,500	Onto Innovation Inc.†	718,192	697,245

		1,751,379	2,791,758

	Specialty Chemicals — 4.1%
25,300	Darling Ingredients Inc.†	448,017	485,001
38,500	Ferro Corp.†	551,157	360,360
2,700	Minerals Technologies Inc.	85,384	97,902
4,700	PolyOne Corp.	137,107	89,159

		1,221,665	1,032,422

	Transportation — 1.1%
16,500	The Greenbrier Companies Inc.	407,678	292,710

	TOTAL COMMON STOCKS	31,279,435	25,188,624

Principal Amount		Cost	Market Value

	U.S. GOVERNMENT OBLIGATIONS — 0.8%
$215,000	U.S. Treasury Bill, 0.060%††, 09/24/20	$214,937	$214,912

	TOTAL INVESTMENTS — 99.8%	$31,494,372	25,403,536

	Other Assets and Liabilities (Net) — 0.2%		50,854

	NET ASSETS — 100.0%		$25,454,390

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

REIT Real Estate Investment Trust

See accompanying notes to financial statements.

12

TETON Convertible Securities Fund

Schedule of Investments — March 31, 2020 (Unaudited)

Principal Amount		Cost	Market Value

	CONVERTIBLE CORPORATE BONDS — 71.9%
	Aerospace and Defense — 0.7%
$ 250,000	Aerojet Rocketdyne Holdings Inc., 2.250%, 12/15/23	$252,970	$413,460

	Aviation: Parts and Services — 0.9%
500,000	Kaman Corp., 3.250%, 05/01/24	526,486	489,280

	Business Services — 2.1%
1,000,000	Perficient Inc., 2.375%, 09/15/23	987,420	957,847
292,000	Team Inc., 5.000%, 08/01/23	291,502	222,650

		1,278,922	1,180,497

	Cable and Satellite — 1.5%
1,000,000	DISH Network Corp., 3.375%, 08/15/26	990,513	814,352

	Communications Equipment — 3.5%
985,000	InterDigital Inc., 2.000%, 06/01/24(a)	987,547	906,840
1,000,000	Lumentum Holdings Inc., Ser. QIB, 0.500%, 12/15/26(a)	1,042,114	1,020,000

		2,029,661	1,926,840

	Computer Software and Services — 24.8%
500,000	Bandwidth Inc., 0.250%, 03/01/26(a)	506,258	484,516
500,000	Blackline Inc., 0.125%, 08/01/24(a)	501,091	490,464
840,000	Boingo Wireless Inc., 1.000%, 10/01/23	768,724	750,544
590,000	Coupa Software Inc., 0.125%, 06/15/25(a)	604,048	653,352
1,000,000	CSG Systems International Inc., 4.250%, 03/15/36(a)	1,068,690	1,020,916
960,000	Everbridge Inc., 0.125%, 12/15/24(a)	976,858	1,091,400
700,000	Evolent Health Inc., 1.500%, 10/15/25	664,520	441,420
400,000	GDS Holdings Ltd., 2.000%, 06/01/25	329,995	519,926
1,000,000	i3 Verticals LLC, 1.000%, 02/15/25(a)	983,721	799,443
750,000	IAC Financeco 3 Inc., 2.000%, 01/15/30(a)	751,851	687,163
690,000	LivePerson Inc., 0.750%, 03/01/24(a)	671,684	635,943
500,000	MercadoLibre Inc., 2.000%, 08/15/28	492,078	653,125
305,000	Nice Systems Inc., 1.250%, 01/15/24	317,702	538,897
980,000	PAR Technology Corp., 2.875%, 04/15/26(a)	936,350	720,327
109,000	Pegasystems Inc., 0.750%, 03/01/25(a)	109,000	95,801
1,020,000	Pluralsight Inc., 0.375%, 03/01/24(a)	909,754	755,055
1,000,000	PROS Holdings Inc., 1.000%, 05/15/24(a)	1,114,114	855,498

Principal Amount		Cost	Market Value

$ 750,000	Q2 Holdings Inc., 0.750%, 06/01/26(a)	$803,216	$671,886
400,000	Splunk Inc., 1.125%, 09/15/25	406,846	443,000
800,000	Vocera Communications Inc., 1.500%, 05/15/23	848,537	794,500
750,000	Workiva Inc., 1.125%, 08/15/26(a)	723,158	600,884

		14,488,195	13,704,060

	Consumer Services — 0.6%
300,000	Extra Space Storage LP, 3.125%, 10/01/35(a)	303,437	332,250

	Diversified Industrial — 1.4%
300,000	Chart Industries Inc., 1.000%, 11/15/24(a)	356,303	235,957
500,000	KBR Inc., 2.500%, 11/01/23	507,030	519,382

		863,333	755,339

	Energy and Utilities: Integrated — 1.1%
750,000	SunPower Corp., 4.000%, 01/15/23	663,484	637,188

	Energy and Utilities: Services — 1.2%
1,300,000	Cheniere Energy Inc., 4.250%, 03/15/45	981,094	643,698

	Financial Services — 1.1%
500,000	Encore Capital Europe Finance Ltd., 4.500%, 09/01/23	517,762	366,582
199,000	LendingTree Inc., 0.625%, 06/01/22	215,851	218,373

		733,613	584,955

	Food and Beverage — 0.6%
520,000	The Chefs’ Warehouse Inc., 1.875%, 12/01/24(a)	541,118	323,375

	Health Care — 16.1%
495,000	Aerie Pharmaceuticals Inc., 1.500%, 10/01/24(a)	539,000	445,236
120,000	Bridgebio Pharma Inc., 2.500%, 03/15/27(a)	120,000	115,062
500,000	Collegium Pharmaceutical Inc., 2.625%, 02/15/26	544,348	457,764
350,000	CONMED Corp., 2.625%, 02/01/24	362,601	325,732
495,000	DexCom Inc., 0.750%, 12/01/23	553,791	866,572
900,000	Exact Sciences Corp., 0.375%, 03/15/27	950,822	760,701
1,000,000	Insulet Corp., 0.375%, 09/01/26(a)	1,010,765	1,015,363
500,000	Integra LifeSciences Holdings Corp., 0.500%, 08/15/25(a)	518,163	444,291
300,000	Intercept Pharmaceuticals Inc., 2.000%, 05/15/26	281,529	259,737
400,000	Invacare Corp., 4.500%, 06/01/22	386,954	363,818
20,000	NanoString Technologies Inc., 2.625%, 03/01/25(a)	20,000	17,245

See accompanying notes to financial statements.

13

TETON Convertible Securities Fund

Schedule of Investments (Continued) – March 31, 2020 (Unaudited)

Principal Amount		Cost	Market Value

	CONVERTIBLE CORPORATE BONDS (Continued)
	Health Care (Continued)
$ 337,000	Neurocrine Biosciences Inc., 2.250%, 05/15/24	$367,614	$433,558
500,000	Pacira BioSciences Inc., 2.375%, 04/01/22	505,948	483,108
400,000	Paratek Pharmaceuticals Inc., 4.750%, 05/01/24	395,959	311,520
100,000	Repligen Corp., 0.375%, 07/15/24	100,000	105,842
350,000	Retrophin Inc., 2.500%, 09/15/25	326,152	276,289
708,000	Supernus Pharmaceuticals Inc., 0.625%, 04/01/23	719,149	572,049
770,000	Tabula Rasa HealthCare Inc., 1.750%, 02/15/26(a)	778,148	755,081
300,000	Teladoc Health Inc., 1.375%, 05/15/25	492,883	873,401

		8,973,826	8,882,369

	Security Software — 5.1%
555,000	CyberArk Software Ltd., Zero Coupon, 11/15/24(a)	564,529	483,611
800,000	Okta Inc., 0.125%, 09/01/25(a)	787,311	767,500
1,000,000	Proofpoint Inc., 0.250%, 08/15/24(a)	1,046,303	941,250
700,000	SailPoint Technologies Holding Inc., 0.125%, 09/15/24(a)	676,103	598,500

		3,074,246	2,790,861

	Semiconductors — 4.0%
500,000	Impinj Inc., 2.000%, 12/15/26(a)	500,000	394,527
500,000	Knowles Corp., 3.250%, 11/01/21	519,678	515,938
758,000	Rambus Inc., 1.375%, 02/01/23	744,797	735,286
300,000	Teradyne Inc., 1.250%, 12/15/23	352,036	537,750

		2,116,511	2,183,501

	Telecommunications — 6.1%
1,005,000	8x8 Inc., 0.500%, 02/01/24	1,003,271	880,391
750,000	Harmonic Inc., 2.000%, 09/01/24(a)	839,622	738,401
1,000,000	Infinera Corp., 2.125%, 09/01/24	885,289	843,062
	2.500%, 03/01/27(a)	120,000	109,784
500,000	Liberty Latin America Ltd., 2.000%, 07/15/24(a)	499,565	400,313
300,000	Twilio Inc., 0.250%, 06/01/23	300,511	420,080

		3,648,258	3,392,031

	Transportation — 1.1%
500,000	Atlas Air Worldwide Holdings Inc., 1.875%, 06/01/24	448,261	413,750

Principal Amount		Cost	Market Value

$ 590,000	GOL Equity Finance SA, 3.750%, 07/15/24(a)	$599,464	$220,144

		1,047,725	633,894

	TOTAL CONVERTIBLE CORPORATE BONDS	42,513,392	39,687,950

Shares

	PREFERRED STOCKS — 0.0%
	Energy and Utilities: Services — 0.0%
691	Bristow Group Inc., 10.000%(b)	25,132	25,132

	CONVERTIBLE PREFERRED STOCKS — 3.6%
	Agriculture — 0.2%
1,000	Bunge Ltd., 4.875%	94,950	93,000

	Financial Services — 1.6%
600	Bank of America Corp., 7.250%, Ser. L	804,556	759,612
117	Wells Fargo & Co., 7.500%, Ser. L	149,190	149,060

		953,746	908,672

	Real Estate Investment Trusts — 1.8%
7,500	QTS Realty Trust Inc., 6.500%, Ser. B	781,733	964,200

	TOTAL CONVERTIBLE PREFERRED STOCKS	1,830,429	1,965,872

	MANDATORY CONVERTIBLE SECURITIES (c) — 18.1%
	Consumer Products — 0.6%
5,150	Energizer Holdings Inc., Ser. A
	7.500%, 01/15/22	521,484	349,685

	Diversified Industrial — 1.3%
4,000	Colfax Corp., 5.750%, 01/15/22	416,600	367,360
5,150	Stanley Black & Decker Inc., 5.250%, 11/15/22	547,612	360,294

		964,212	727,654

	Energy and Utilities: Integrated — 6.9%
20,200	CenterPoint Energy Inc., Ser. B 7.000%, 09/01/21	1,034,043	581,760
20,000	DTE Energy Co., 6.250%, 11/01/22	1,015,983	753,200
	NextEra Energy Inc.,
19,000	4.872%, 09/01/22	927,481	899,460
9,200	5.279%, 03/01/23	448,500	405,628
	Sempra Energy,
3,535	Ser. A, 6.000%, 01/15/21	360,106	327,058
1,970	Ser. B, 6.750%, 07/15/21	207,964	185,042
15,000	The Southern Co., 6.750%, 08/01/22	786,372	666,000

		4,780,449	3,818,148

	Energy and Utilities: Services — 1.6%
8,552	American Electric Power Co. Inc., 6.125%, 03/15/22	434,376	412,634
5,000	Dominion Energy Inc., Ser. A 7.250%, 06/01/22	508,795	460,050

		943,171	872,684

	Energy and Utilities: Water — 1.0%
9,720	Essential Utilities Inc., 6.000%, 04/30/22	545,865	520,603

See accompanying notes to financial statements.

14

TETON Convertible Securities Fund

Schedule of Investments (Continued) – March 31, 2020 (Unaudited)

Shares		Cost	Market Value
	MANDATORY CONVERTIBLE SECURITIES (c) (Continued)
	Equipment and Supplies — 0.9%
500	Danaher Corp., Ser. A 4.750%, 04/15/22	$515,260	$516,575

	Financial Services — 0.9%
2,538	Assurant Inc., Ser. D 6.500%, 03/15/21	260,201	270,246
6,000	New York Community Capital Trust V, 6.000%, 11/01/51	300,700	247,860

		560,901	518,106

	Health Care — 1.2%
5,730	Avantor Inc., Ser. A 6.250%, 05/15/22	308,126	248,453
9,795	Elanco Animal Health Inc., 5.000%, 02/01/23	535,119	402,966

		843,245	651,419

	Industrials — 0.8%
12,032	International Flavors & Fragrances Inc., 6.000%, 09/15/21	613,669	459,261

	Real Estate Investment Trusts — 1.2%
504	Crown Castle International Corp., Ser. A 6.875%, 08/01/20	538,469	630,000

	Semiconductors — 1.7%
1,005	Broadcom Inc., Ser. A 8.000%, 09/30/22	1,006,500	939,032

	TOTAL MANDATORY CONVERTIBLE SECURITIES	11,833,225	10,003,167

Shares		Cost	Market Value

	COMMON STOCKS — 0.6%
	Energy and Utilities: Services — 0.6%
3,970	Bristow Group Inc.†(b)	$144,389	$144,389
509,000	Bristow Group Inc., Escrow†(b)	0	0
5,566	Bristow Group Inc., New York†(b)	202,429	202,435

		346,818	346,824

	TOTAL COMMON STOCKS	346,818	346,824

Principal Amount

	U.S. GOVERNMENT OBLIGATIONS — 4.5%
$2,470,000	U.S. Treasury Bills, 0.025% to 0.070%††, 05/07/20 to 09/24/20	2,469,477	2,469,192

	TOTAL INVESTMENTS — 98.7%	$59,018,473	54,498,137

	Other Assets and Liabilities (Net) — 1.3%		715,930

	NET ASSETS — 100.0%		$55,214,067

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(c)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

See accompanying notes to financial statements.

15

TETON Westwood Equity Fund

Schedule of Investments — March 31, 2020 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 99.1%
	Aerospace — 4.5%
5,545	L3Harris Technologies Inc.	$1,121,831	$998,765
3,119	Northrop Grumman Corp.	1,006,578	943,653

		2,128,409	1,942,418

	Banking — 8.6%
41,129	Bank of America Corp.	842,429	873,169
16,694	JPMorgan Chase & Co.	1,047,864	1,502,961
46,912	Wells Fargo & Co.	1,992,177	1,346,374

		3,882,470	3,722,504

	Broadcasting — 2.1%
8,055	Liberty Broadband Corp., Cl. C†	1,009,215	891,850

	Business Services — 2.4%
8,902	Equifax Inc.	1,094,820	1,063,344

	Computer Software and Services — 12.2%
14,857	Activision Blizzard Inc.	812,556	883,694
1,241	Alphabet Inc., Cl. A†	1,241,320	1,441,980
1,859	Apple Inc.	379,550	472,725
4,354	CACI International Inc., Cl. A†	1,041,849	919,347
9,938	Micron Technology Inc.†	513,199	417,992
7,321	Microsoft Corp.	843,848	1,154,595

		4,832,322	5,290,333

	Consumer Products — 4.0%
13,682	Church & Dwight Co. Inc.	984,243	878,111
12,902	Colgate-Palmolive Co.	765,490	856,177

		1,749,733	1,734,288

	Diversified Industrial — 4.0%
9,675	Honeywell International Inc.	1,387,076	1,294,418
945	The Sherwin-Williams Co.	394,477	434,246

		1,781,553	1,728,664

	Energy and Energy Services — 1.3%
15,590	EOG Resources Inc.	1,395,205	559,993

	Energy: Integrated — 7.8%
14,401	CMS Energy Corp.	652,869	846,059
8,450	DTE Energy Co.	1,005,475	802,497
3,894	NextEra Energy Inc.	319,305	936,974
8,927	WEC Energy Group Inc.	442,687	786,736

		2,420,336	3,372,266

	Energy: Oil — 3.7%
14,152	Chevron Corp.	1,436,499	1,025,454
18,935	ConocoPhillips	1,277,510	583,198

		2,714,009	1,608,652

	Entertainment — 2.0%
8,886	The Walt Disney Co.	1,096,095	858,388

	Financial Services — 11.4%
35,090	American International Group Inc.	1,502,424	850,933
8,941	Assurant Inc.	1,129,981	930,669
17,420	Brookfield Asset Management Inc., Cl. A	1,042,717	770,835
13,795	Capital One Financial Corp.	1,321,234	695,544
7,011	Chubb Ltd.	765,049	783,058
27,580	The Charles Schwab Corp.	1,069,188	927,240

		6,830,593	4,958,279

Shares		Cost	Market Value
	Food and Beverage — 3.9%
17,645	Hormel Foods Corp.	$640,644	$822,963
7,436	PepsiCo Inc.	683,576	893,064

		1,324,220	1,716,027

	Health Care — 13.9%
14,030	Abbott Laboratories	600,555	1,107,107
5,490	Becton, Dickinson and Co.	959,128	1,261,437
11,050	Johnson & Johnson	1,213,611	1,448,987
13,150	Medtronic plc	1,105,102	1,185,867
4,057	UnitedHealth Group Inc.	944,929	1,011,735

		4,823,325	6,015,133

	Real Estate — 3.2%
4,283	Public Storage, REIT	900,940	850,647
30,122	STORE Capital Corp., REIT	1,079,270	545,811

		1,980,210	1,396,458

	Retail — 7.4%
24,224	CVS Health Corp.	1,674,353	1,437,210
5,334	McDonald’s Corp.	1,104,450	881,977
4,767	The Home Depot Inc.	643,200	890,046

		3,422,003	3,209,233

	Telecommunications — 4.5%
36,463	AT&T Inc.	1,407,378	1,062,896
6,807	Motorola Solutions Inc.	800,837	904,786

		2,208,215	1,967,682

	Transportation — 2.2%
6,910	Union Pacific Corp.	504,610	974,586

	TOTAL COMMON STOCKS	45,197,343	43,010,098

	SHORT TERM INVESTMENT — 1.0%
	Other Investment Companies — 1.0%
429,071	Dreyfus Treasury Securities Cash Management, 0.510%*	429,071	429,071

	TOTAL INVESTMENTS — 100.1% .	$45,626,414	43,439,169

	Other Assets and Liabilities (Net) — (0.1)%		(42,049)

	NET ASSETS — 100.0%		$43,397,120

*	1 day yield as of March 31, 2020.

†	Non-income producing security.

REIT Real Estate Investment Trust

See accompanying notes to financial statements.

16

TETON Westwood Balanced Fund

Schedule of Investments — March 31, 2020 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 59.3%
	Aerospace — 2.6%
3,585	L3Harris Technologies Inc.	$725,401	$645,730
2,077	Northrop Grumman Corp.	665,038	628,396

		1,390,439	1,274,126

	Banking — 5.7%
30,055	Bank of America Corp.	632,249	638,068
12,493	JPMorgan Chase & Co.	834,395	1,124,745
34,869	Wells Fargo & Co.	1,428,340	1,000,740

		2,894,984	2,763,553

	Broadcasting — 1.3%
5,670	Liberty Broadband Corp., Cl. C†	710,397	627,782

	Business Services — 1.1%
4,532	Equifax Inc.	565,478	541,347

	Computer Software and Services — 6.9%
10,172	Activision Blizzard Inc.	553,484	605,031
816	Alphabet Inc., Cl. A†	821,416	948,151
1,087	Apple Inc.	222,845	276,413
2,841	CACI International Inc., Cl. A†	691,278	599,877
6,873	Micron Technology Inc.†	354,923	289,078
3,834	Microsoft Corp.	325,593	604,660

		2,969,539	3,323,210

	Consumer Products — 2.8%
10,757	Church & Dwight Co. Inc.	773,871	690,384
9,660	Colgate-Palmolive Co.	569,257	641,038

		1,343,128	1,331,422

	Diversified Industrial — 2.4%
6,426	Honeywell International Inc.	934,281	859,735
645	The Sherwin-Williams Co.	269,246	296,390

		1,203,527	1,156,125

	Energy and Energy Services — 0.7%
8,645	EOG Resources Inc.	750,935	310,528

	Energy: Integrated — 4.8%
10,695	CMS Energy Corp.	484,812	628,331
5,191	DTE Energy Co.	618,406	492,989
2,643	NextEra Energy Inc.	245,228	635,959
6,636	WEC Energy Group Inc.	371,522	584,831

		1,719,968	2,342,110

	Energy: Oil — 2.1%
9,475	Chevron Corp.	955,590	686,560
10,896	ConocoPhillips	752,755	335,597

		1,708,345	1,022,157

	Entertainment — 1.3%
6,649	The Walt Disney Co.	798,516	642,293

	Financial Services — 7.2%
26,141	American International Group Inc.	1,060,302	633,919
5,697	Assurant Inc.	720,345	593,001
12,094	Brookfield Asset Management Inc., Cl. A	723,916	535,160
10,248	Capital One Financial Corp.	940,399	516,704
4,634	Chubb Ltd.	540,592	517,572
20,587	The Charles Schwab Corp.	774,513	692,135

		4,760,067	3,488,491

	Food and Beverage — 2.6%
13,605	Hormel Foods Corp.	500,809	634,537
5,157	PepsiCo Inc.	476,001	619,356

		976,810	1,253,893

	Health Care — 7.7%
7,930	Abbott Laboratories	299,451	625,756
3,435	Becton, Dickinson and Co.	635,894	789,260

Shares		Cost	Market Value

7,797	Johnson & Johnson	$818,862	$1,022,421
7,344	Medtronic plc	628,477	662,282
2,565	UnitedHealth Group Inc.	597,531	639,660

		2,980,215	3,739,379

	Real Estate — 2.0%
3,184	Public Storage, REIT	669,929	632,374
19,020	STORE Capital Corp., REIT	682,842	344,642

		1,352,771	977,016

	Retail — 4.2%
15,971	CVS Health Corp.	1,091,519	947,560
3,371	McDonald’s Corp.	697,223	557,395
2,933	The Home Depot Inc.	415,946	547,621

		2,204,688	2,052,576

	Telecommunications — 2.7%
25,387	AT&T Inc.	986,678	740,031
4,145	Motorola Solutions Inc.	490,807	550,953

		1,477,485	1,290,984

	Transportation — 1.2%
4,207	Union Pacific Corp.	363,919	593,355

	TOTAL COMMON STOCKS	30,171,211	28,730,347

Principal Amount
	CORPORATE BONDS — 15.0%
	Banking — 2.8%
$ 750,000	Fifth Third Bancorp, 2.375%, 01/28/25	749,806	714,255
600,000	The Goldman Sachs Group Inc., MTN, 3.850%, 07/08/24	600,182	626,732

		1,349,988	1,340,987

	Computer Software and Services — 1.3%
635,000	Oracle Corp., 1.900%, 09/15/21	637,934	637,343

	Consumer Products — 1.0%
500,000	Colgate-Palmolive Co., MTN, 2.100%, 05/01/23	497,928	507,918

	Diversified Industrial — 1.2%
510,000	Cabot Corp., 4.000%, 07/01/29	508,588	563,145

	Energy: Oil — 1.2%
595,000	Halliburton Co., 3.250%, 11/15/21	604,791	578,597

	Financial Services — 2.8%
600,000	Capital One Financial Corp., 3.750%, 04/24/24	605,240	604,861
760,000	General Motors Financial Co. Inc., 2.650%, 04/13/20	760,093	759,414

		1,365,333	1,364,275

	Health Care — 2.9%
600,000	Aetna Inc., 3.500%, 11/15/24	600,561	609,224
800,000	CVS Health Corp., 3.250%, 08/15/29	812,472	782,998

		1,413,033	1,392,222

See accompanying notes to financial statements.

17

TETON Westwood Balanced Fund

Schedule of Investments (Continued) — March 31, 2020 (Unaudited)

Principal Amount		Cost	Market Value

	CORPORATE BONDS (Continued)
	Transportation — 1.8%
$ 875,000	AP Moller - Maersk A/S, 4.500%, 06/20/29	$869,982	$894,262

	TOTAL CORPORATE BONDS	7,247,577	7,278,749

	U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.4%
	Federal Home Loan Mortgage Corp. — 1.0%
436,483	3.500%, 08/01/49	449,793	461,575

	Federal National Mortgage Association — 3.4%
1,100,000	2.625%, 09/06/24	1,124,119	1,200,222
426,704	3.500%, 07/01/49	439,716	451,138

		1,563,835	1,651,360

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS	2,013,628	2,112,935

	U.S. GOVERNMENT OBLIGATIONS — 17.6%
	U.S. Treasury Bonds — 7.9%
900,000	2.500%, 02/15/45	811,982	1,125,598
1,000,000	2.500%, 05/15/46	982,075	1,261,914
650,000	2.250%, 08/15/46	688,211	784,824
500,000	2.750%, 08/15/47	537,741	662,617

		3,020,009	3,834,953

	U.S. Treasury Notes — 9.7%
600,000	1.500%, 01/15/23	619,392	620,613

Principal Amount		Cost	Market Value

$ 500,000	2.000%, 02/15/25	$497,965	$538,867
950,000	2.250%, 08/15/27	905,992	1,066,115
675,000	2.250%, 11/15/27	642,693	759,111
450,000	2.750%, 02/15/28	490,438	524,707
545,000	2.625%, 02/15/29	558,680	637,139
475,000	2.375%, 05/15/29	506,937	546,528

		4,222,097	4,693,080

	TOTAL U.S. GOVERNMENT OBLIGATIONS	7,242,106	8,528,033

Shares
	SHORT TERM INVESTMENT — 4.9%
	Other Investment Companies — 4.9%
2,379,120	Dreyfus Treasury Securities Cash Management, 0.510%*	2,379,120	2,379,120

	TOTAL INVESTMENTS — 101.2%	$49,053,642	49,029,184

	Other Assets and Liabilities (Net) — (1.2)%		(582,878)

	NET ASSETS — 100.0%		$48,446,306

*	1 day yield as of March 31, 2020.

†	Non-income producing security.

MTN Medium Term Note

REIT Real Estate Investment Trust

See accompanying notes to financial statements.

18

TETON Westwood Intermediate Bond Fund

Schedule of Investments — March 31, 2020 (Unaudited)

Principal Amount		Cost	Market Value

	CORPORATE BONDS — 83.1%
	Aerospace — 1.0%
$ 50,000	Arconic Inc., 5.400%, 04/15/21	$50,986	$49,596

	Agriculture — 2.9%
140,000	Bunge Ltd Finance Corp., 4.350%, 03/15/24	138,701	137,151

	Banking — 2.1%
50,000	JPMorgan Chase & Co., 3.207%, (3 Month USD LIBOR plus 0.70%) 04/01/23(a)	50,046	50,905
	3.031%, (3 Month USD LIBOR plus 1.23%) 10/24/23(a)	50,000	48,426

		100,046	99,331

	Business Services — 2.2%
60,000	Aramark Services Inc., 4.750%, 06/01/26	61,750	56,956
50,000	United Rentals North America Inc., 3.875%, 11/15/27	50,000	47,527

		111,750	104,483

	Computer Hardware — 2.1%
100,000	Seagate HDD Cayman, 4.750%, 06/01/23	103,762	100,278

	Diversified Industrial — 7.8%
50,000	Church & Dwight Co. Inc., 2.450%, 08/01/22	49,382	49,391
75,000	CNH Industrial Capital LLC, 3.875%, 10/15/21	76,621	74,691
85,000	Flowserve Corp., 4.000%, 11/15/23	87,651	85,127
50,000	Stericycle Inc., 5.375%, 07/15/24(b)	52,101	49,875
75,000	Trinity Industries Inc., 4.550%, 10/01/24	76,140	64,043
50,000	Westinghouse Air Brake Technologies Corp., 4.375%, 08/15/23	50,474	49,358

		392,369	372,485

	Energy — 12.1%
75,000	Energy Transfer Operating LP, 4.250%, 03/15/23	78,117	68,050
50,000	EQM Midstream Partners LP, 4.750%, 07/15/23	50,335	36,373
40,000	Kinder Morgan Energy Partners LP, 5.300%, 09/15/20	40,402	39,882
250,000	MPLX LP, 6.250%, 10/15/22(b)	252,124	225,335
75,000	NRG Energy Inc., 3.750%, 06/15/24(b)	77,160	73,788
75,000	Plains All American Pipeline LP /PAA Finance Corp., 3.650%, 06/01/22	74,936	68,604
79,000	Western Midstream Operating LP, 5.375%, 06/01/21	80,351	63,144

		653,425	575,176

	Financial Services — 17.5%
150,000	Capital One Financial Corp., 3.750%, 04/24/24	151,310	151,215

Principal Amount		Cost	Market Value

$ 50,000	CDW LLC/CDW Finance Corp., 5.000%, 09/01/25	$51,823	$51,828
50,000	CyrusOne LP/CyrusOne Finance Corp., 2.900%, 11/15/24	49,934	48,032
125,000	Ford Motor Credit Co. LLC, 3.157%, 08/04/20	124,776	122,519
	3.200%, 01/15/21	75,000	72,844
125,000	General Motors Financial Co. Inc., 3.700%, 11/24/20	125,316	123,792
	2.685%, (3 Month USD LIBOR plus 1.31%) 06/30/22(a)	75,225	59,621
75,000	Jefferies Financial Group Inc., 5.500%, 10/18/23	77,440	76,003
125,000	MPT Operating Partnership LP /MPT Finance Corp., 6.375%, 03/01/24	128,819	125,469

		859,643	831,323

	Food and Beverage — 3.2%
100,000	Anheuser-Busch InBev Finance Inc., 3.700%, 02/01/24	102,049	104,036
50,000	Conagra Brands Inc., 3.250%, 09/15/22	50,800	49,143

		152,849	153,179

	Health Care — 8.2%
75,000	Bausch Health Cos. Inc., 7.000%, 03/15/24(b)	77,482	76,875
35,000	Becton, Dickinson and Co., 2.404%, 06/05/20	35,016	34,892
	3.363%, 06/06/24	74,466	75,117
50,000	Centene Corp., 5.250%, 04/01/25(b)	51,969	50,813
100,000	HCA Inc., 5.000%, 03/15/24	102,818	103,705
50,000	Tenet Healthcare Corp., 4.625%, 07/15/24	51,253	48,000

		393,004	389,402

	Metals and Mining — 6.8%
25,000	AngloGold Ashanti Holdings plc, 5.125%, 08/01/22	26,492	24,023
90,000	Freeport-McMoRan Inc., 4.000%, 11/14/21	91,611	90,585
100,000	Kinross Gold Corp., 5.125%, 09/01/21	101,611	100,925
50,000	Steel Dynamics Inc., 5.500%, 10/01/24	51,254	48,667
	5.000%, 12/15/26	63,481	59,644

		334,449	323,844

	Real Estate — 3.9%
150,000	Service Properties Trust, 4.350%, 10/01/24	149,840	110,297
75,000	Vornado Realty LP, 3.500%, 01/15/25	77,268	72,421

		227,108	182,718

	Retail — 1.1%
50,000	Walgreens Boots Alliance Inc., 3.300%, 11/18/21	50,633	50,767

See accompanying notes to financial statements.

19

TETON Westwood Intermediate Bond Fund

Schedule of Investments (Continued) — March 31, 2020 (Unaudited)

Principal Amount		Cost	Market Value
	CORPORATE BONDS (Continued)
	Specialty Chemicals — 4.8%
$ 35,000	Celanese US Holdings LLC, 5.875%, 06/15/21	$36,130	$34,646
75,000	Huntsman International LLC, 5.125%, 11/15/22	77,501	77,013
75,000	Methanex Corp., 5.250%, 03/01/22	76,285	68,852
25,000	Syngenta Finance NV, 3.125%, 03/28/22	23,252	21,856
25,000	Westlake Chemical Corp., 3.600%, 07/15/22	24,254	26,095

		237,422	228,462

	Telecommunications — 7.4%
100,000	CenturyLink Inc., 4.000%, 02/15/27(b)	100,000	97,750
75,000	Charter Communications Operating LLC /Charter Communications Operating Capital, 4.464%, 07/23/22	76,489	77,889
75,000	Equinix Inc.,
	5.375%, 05/15/27	80,322	74,584
50,000	Level 3 Financing Inc.,
	5.375%, 01/15/24	50,531	50,437
50,000	T-Mobile USA Inc.,
	4.000%, 04/15/22	51,233	50,499

		358,575	351,159

	TOTAL CORPORATE BONDS	4,164,722	3,949,354

	CONVERTIBLE CORPORATE BONDS — 1.8%
	Business Services — 0.9%
50,000	Macquarie Infrastructure Corp.,
	2.000%, 10/01/23	46,217	40,125

	Computer Hardware — 0.9%
50,000	Western Digital Corp.,
	1.500%, 02/01/24	45,189	43,741

	TOTAL CONVERTIBLE CORPORATE BONDS	91,406	83,866

Principal Amount		Cost	Market Value

	U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.3%
	Government National Mortgage Association — 0.3%
$ 3,185	6.000%, 12/15/33	$3,201	$3,626
9,679	5.500%, 01/15/34	9,714	11,002

		12,915	14,628

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS	12,915	14,628

	U.S. GOVERNMENT OBLIGATIONS — 13.6%
	U.S. Treasury Notes — 8.9%
150,000	2.625%, 06/15/21	149,911	154,535
250,000	2.000%, 02/15/25	249,342	269,434

		399,253	423,969

	U.S. Treasury Bonds — 4.7%
150,000	5.375%, 02/15/31	161,296	222,879

	TOTAL U.S. GOVERNMENT OBLIGATIONS	560,549	646,848

	TOTAL INVESTMENTS — 98.8%	$4,829,592	4,694,696

	Other Assets and Liabilities (Net) — 1.2%		55,624

	NET ASSETS — 100.0%		$4,750,320

(a)

The interest rates for these floating rate notes, which will change periodically, are based either on the prime rate or an index of market rates. The reflected rates are in effect as of March 31, 2020. The maturity dates reflected are the final maturity dates.

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to financial statements.

20

TETON Westwood Funds

Statements of Assets and Liabilities

March 31, 2020 (Unaudited)

	Mighty Mites Fund	SmallCap Equity Fund	Convertible Securities Fund
Assets:
Investments, at value (cost $481,044,066, $31,494,372, and $59,018,473, respectively)	$556,004,938	$25,403,536	$54,498,137
Investments in affiliates, at value (cost $36,687,029)	39,487,110	—	—
Foreign currency, at value (cost $1,080)	1,087	—	—
Cash	—	76,290	2,035
Receivable for Fund shares sold	1,389,810	15,887	629,378
Receivable for investments sold	5,632,526	20,180	—
Receivable from Adviser	—	12,203	29,415
Dividends and interest receivable - unaffiliated	534,564	22,976	203,120
Dividends and interest receivable - affiliated	44,900	—	—
Prepaid expenses	44,793	26,016	25,452
Total Assets	603,139,728	25,577,088	55,387,537

Liabilities:
Payable to custodian	7,281,140	—	—
Payable for Fund shares redeemed	2,691,963	45,963	67,930
Payable for investment advisory fees	568,506	23,913	48,094
Payable for distribution fees.	102,666	4,442	7,500
Payable for accounting fees	11,250	—	7,500
Payable for custodian fees	89,488	4,638	6,018
Payable for legal and audit fees	38,515	19,804	16,098
Payable for shareholder services fees	177,043	5,037	5,118
Payable for shareholder communications expenses	157,095	15,704	12,897
Other accrued expenses	8,335	3,197	2,315
Total Liabilities	11,126,001	122,698	173,470
Net Assets	$592,013,727	$25,454,390	$55,214,067
Net Assets Consist of:
Paid-in capital	$462,605,459	$30,891,942	$58,139,616
Total distributable earnings/(accumulated loss)	129,408,268	(5,437,552)	(2,925,549)
Net Assets	$592,013,727	$25,454,390	$55,214,067
Shares of Beneficial Interest, each at $0.001 par value; unlimited number of shares authorized:
Class AAA:
Net assets	$97,088,487	$5,292,541	$4,650,257
Shares of beneficial interest outstanding	5,341,377	431,918	373,025
Net Asset Value, offering, and redemption price per share	$18.18	$12.25	$12.47
Class A:
Net assets	$56,422,030	$2,871,708	$4,745,022
Shares of beneficial interest outstanding	3,252,262	248,587	367,965
Net Asset Value and redemption price per share.	$17.35	$11.55	$12.90
Maximum offering price per share (NAV ÷ 0.96, based on maximum sales charge of 4.00% of the offering price)	$18.07	$12.03	$13.44
Class C:
Net assets	$56,956,171	$1,999,385	$4,844,399
Shares of beneficial interest outstanding	3,821,619	207,859	351,258
Net Asset Value and offering price per share(a)	$14.90	$9.62	$13.79
Class I:
Net assets	$381,547,039	$15,290,756	$40,974,389
Shares of beneficial interest outstanding	20,373,631	1,195,913	3,275,625
Net Asset Value, offering, and redemption price per share	$18.73	$12.79	$12.51

(a)	Redemption price varies based on the length of time held.

See accompanying notes to financial statements.

21

TETON Westwood Funds

Statements of Assets and Liabilities (Continued)

March 31, 2020 (Unaudited)

	Equity Fund	Balanced Fund	Intermediate Bond Fund
Assets:
Investments, at value (cost $45,626,414, $49,053,642, and $4,829,592, respectively)	$43,439,169	$49,029,184	$4,694,696
Investments in affiliates, at value	—	—	—
Cash	—	—	72,787
Receivable for Fund shares sold	1,882	1,327	23,757
Receivable for investments sold	—	—	—
Receivable from Adviser	—	—	8,403
Dividends and interest receivable - unaffiliated	36,245	130,148	54,395
Dividends and interest receivable - affiliated	—	—	—
Prepaid expenses	28,114	30,163	24,329

Total Assets	43,505,410	49,190,822	4,878,367

Liabilities:
Payable to custodian	—	—	—
Payable for investments purchased	—	638,503	—
Payable for Fund shares redeemed	—	740	85,997
Payable for investment advisory fees	38,791	32,072	2,517
Payable for distribution fees.	9,322	12,319	1,311
Payable for accounting fees	7,500	7,500	—
Payable for custodian fees	7,872	8,535	3,012
Payable for legal and audit fees	16,035	16,092	16,391
Payable for shareholder services fees	9,489	9,248	3,488
Payable for shareholder communications expenses	16,155	16,321	11,447
Other accrued expenses	3,126	3,186	3,884

Total Liabilities	108,290	744,516	128,047

Net Assets	$43,397,120	$48,446,306	$4,750,320

Net Assets Consist of:
Paid-in capital	$43,765,947	$46,935,118	$4,941,569
Total distributable earnings/(accumulated loss)	(368,827)	1,511,188	(191,249)

Net Assets	$43,397,120	$48,446,306	$4,750,320

Shares of Beneficial Interest, each at $0.001 par value; unlimited number of shares authorized:
Class AAA:
Net assets	$39,408,508	$36,134,760	$3,005,504

Shares of beneficial interest outstanding	4,236,134	3,710,946	283,913

Net Asset Value, offering, and redemption price per share	$9.30	$9.74	$10.59

Class A:
Net assets	$1,003,957	$7,452,447	$512,580

Shares of beneficial interest outstanding	108,085	759,797	48,510

Net Asset Value and redemption price per share.	$9.29	$9.81	$10.57

Maximum offering price per share (NAV ÷ 0.96, based on maximum sales charge of 4.00% of the offering price)	$9.68	$10.22	$11.01

Class C:
Net assets	$79,304	$1,227,468	$621,320

Shares of beneficial interest outstanding	9,192	122,609	61,851

Net Asset Value and offering price per share(a)	$8.63	$10.01	$10.05

Class I:
Net assets	$2,905,351	$3,631,631	$610,916

Shares of beneficial interest outstanding	313,734	373,597	57,740

Net Asset Value, offering, and redemption price per share	$9.26	$9.72	$10.58

(a)	Redemption price varies based on the length of time held.

See accompanying notes to financial statements.

22

TETON Westwood Funds

Statements of Operations

For the Six Months Ended March 31, 2020 (Unaudited)

	Mighty Mites Fund	SmallCap Equity Fund	Convertible Securities Fund
Investment Income:
Dividends - unaffiliated (net of foreign withholding taxes of $24,937, $391, and $0, respectively)	$4,950,954	$ 298,599	$387,591
Dividends - affiliated	601,738	—	—
Interest	72,115	8,208	267,474

Total Investment Income	5,624,807	306,807	655,065

Expenses:
Investment advisory fees.	4,543,848	193,444	290,094
Distribution fees - Class AAA	179,906	9,707	6,792
Distribution fees - Class A	201,987	11,011	13,101
Distribution fees - Class C	445,057	14,777	25,813
Accounting fees	22,500	—	22,500
Custodian fees	86,519	5,282	7,991
Interest expense	912	158	167
Legal and audit fees	37,690	16,173	12,328
Registration expenses	38,790	28,566	28,436
Shareholder communications expenses	127,718	13,201	13,225
Shareholder services fees	426,918	6,940	10,784
Trustees’ fees	60,647	2,553	3,584
Tax expense	11,646	—	—
Miscellaneous expenses	29,510	6,505	6,320

Total Expenses.	6,213,648	308,317	441,135

Less:
Fees waived or expenses reimbursed by Adviser (See Note 3)	—	(78,435)	(133,582)
Advisory fee reduction on unsupervised assets (See Note 3)	(32,068)	—	—
Custodian fee credits	(102)	—	(165)
Expenses paid by broker (See Note 6)	(4,690)	(786)	(431)

Total Reimbursements, Waivers, Reductions, and Credits	(36,860)	(79,221)	(134,178)

Net Expenses	6,176,788	229,096	306,957

Net Investment Income/(Loss)	(551,981)	77,711	348,108

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign
Currency:
Net realized gain on investments - unaffiliated	64,732,608	2,303,917	2,158,214
Net realized loss on investments - affiliated	(91,233)	—	—
Net realized loss on foreign currency transactions	(2,286)	—	—

Net realized gain on investments and foreign currency transactions	64,639,089	2,303,917	2,158,214

Net change in unrealized appreciation/depreciation:
on investments	(287,649,819)	(12,632,996)	(7,837,633)
on foreign currency translations	257	—	—

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(287,649,562)	(12,632,996)	(7,837,633)

Net Realized and Unrealized Loss on Investments and Foreign Currency	(223,010,473)	(10,329,079)	(5,679,419)

Net Decrease in Net Assets Resulting from Operations	$(223,562,454)	$(10,251,368)	$(5,331,311)

See accompanying notes to financial statements.

23

TETON Westwood Funds

Statements of Operations (Continued)

For the Six Months Ended March 31, 2020 (Unaudited)

	Equity Fund	Balanced Fund	Intermediate Bond Fund
Investment Income:
Dividends - unaffiliated (net of foreign withholding taxes of $0, $0, and $0, respectively)	$ 646,987	$416,409	$ 38
Dividends - affiliated	—	—	—
Interest.	5,472	288,913	88,578

Total Investment Income.	652,459	705,322	88,616

Expenses:
Investment advisory fees	276,406	216,751	15,464
Distribution fees - Class AAA	62,581	54,178	3,940
Distribution fees - Class A	3,301	22,940	1,436
Distribution fees - Class C	495	7,500	2,884
Accounting fees	22,500	22,500	—
Custodian fees	8,806	9,422	3,243
Interest expense	—	—	—
Legal and audit fees	12,799	12,867	12,996
Registration expenses	28,482	28,689	21,336
Shareholder communications expenses	14,425	14,886	9,357
Shareholder services fees	15,090	17,950	5,338
Trustees’ fees	3,601	3,790	325
Miscellaneous expenses	6,836	6,966	5,232

Total Expenses	455,322	418,439	81,551

Less:
Fees waived or expenses reimbursed by Adviser (See Note 3)	—	—	(53,961)
Advisory fee reduction on unsupervised assets (See Note 3)	—	—	—
Custodian fee credits	—	—	—
Expenses paid by broker (See Note 6)	(849)	(868)	—

Total Reimbursements, Waivers, Reductions, and Credits	(849)	(868)	(53,961)

Net Expenses	454,473	417,571	27,590

Net Investment Income	197,986	287,751	61,026

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments - unaffiliated	1,924,880	1,623,472	10,017
Net realized loss on investments - affiliated	—	—	—
Net realized gain/(loss) on foreign currency transactions	—	—	—

Net realized gain on investments and foreign currency transactions	1,924,880	1,623,472	10,017

Net change in unrealized appreciation/depreciation: on investments	(12,461,798)	(7,790,701)	(259,225)

Net change in unrealized appreciation/depreciation on investments	(12,461,798)	(7,790,701)	(259,225)

Net Realized and Unrealized Loss on Investments and Foreign Currency	(10,536,918)	(6,167,229)	(249,208)

Net Decrease in Net Assets Resulting from Operations	$(10,338,932)	$(5,879,478)	$(188,182)

See accompanying notes to financial statements.

24

TETON Westwood Funds

Statements of Changes in Net Assets

	Mighty Mites Fund		SmallCap Equity Fund
	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019
Operations:
Net investment income/(loss)	$(551,981)	$(532,789)	$ 77,711	$ 165,173
Net realized gain on investments and foreign currency transactions	64,639,089	35,912,231	2,303,917	1,189,078
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(287,649,562)	(158,512,405)	(12,632,996)	(2,429,472)

Net Increase/(Decrease) in Net Assets Resulting from Operations	(223,562,454)	(123,132,963)	(10,251,368)	(1,075,221)

Distributions to Shareholders
Accumulated earnings
Class AAA	(6,208,183)	(7,361,282)	(382,989)	(988,127)
Class A	(3,606,122)	(3,810,847)	(221,161)	(503,509)
Class C	(4,751,028)	(6,494,377)	(174,295)	(375,663)
Class I	(24,833,267)	(29,681,828)	(1,189,843)	(2,141,704)

Distributions to Shareholders	(39,398,600)	(47,348,334)	(1,968,288)	(4,009,003)

Shares of Beneficial Interest Transactions:
Proceeds from shares issued
Class AAA	3,672,806	10,468,795	381,819	1,119,732
Class A	17,190,711	14,953,915	200,313	891,774
Class C	2,493,449	6,646,050	460,422	1,696,887
Class I	53,600,661	118,030,977	2,924,604	11,711,478

	76,957,627	150,099,737	3,967,158	15,419,871

Proceeds from reinvestment of distributions
Class AAA	6,063,184	7,212,093	382,027	983,405
Class A	3,348,476	3,441,845	220,311	502,766
Class C	4,118,528	5,725,757	170,932	357,015
Class I	17,295,389	19,854,881	1,186,210	2,133,536

	30,825,577	36,234,576	1,959,480	3,976,722

Cost of shares redeemed
Class AAA	(27,417,951)	(61,793,617)	(726,595)	(2,044,177)
Class A	(16,203,509)	(40,281,984)	(592,751)	(1,164,895)
Class C	(32,499,937)	(49,090,524)	(806,662)	(1,345,840)
Class I	(142,402,790)	(335,035,651)	(4,795,425)	(9,981,231)

	(218,524,187)	(486,201,776)	(6,921,433)	(14,536,143)

Net Increase/(Decrease) in Net Assets from Shares of Beneficial Interest Transactions	(110,740,983)	(299,867,463)	(994,795)	4,860,450

Redemption Fees	119	1,291	—	2

Net Increase/(Decrease) in Net Assets	(373,701,918)	(470,347,469)	(13,214,451)	(223,772)
Net Assets:
Beginning of year	965,715,645	1,436,063,114	38,668,841	38,892,613

End of period	$592,013,727	$965,715,645	$ 25,454,390	$ 38,668,841

See accompanying notes to financial statements.

25

TETON Westwood Funds

Statements of Changes in Net Assets (Continued)

Convertible Securities Fund		Equity Fund		Balanced Fund		Intermediate Bond Fund
For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019

$ 348,108	$ 402,055	$ 197,986	$ 452,780	$ 287,751	$ 647,253	$ 61,026	$ 143,170
2,158,214	800,895	1,924,880	4,834,985	1,623,472	3,898,057	10,017	28,897

(7,837,633)	1,016,004	(12,461,798)	(2,435,331)	(7,790,701)	(1,085,484)	(259,225)	167,373

(5,331,311)	2,218,954	(10,338,932)	2,852,434	(5,879,478)	3,459,826	(188,182)	339,440

(107,128)	(249,390)	(4,707,142)	(7,382,923)	(3,088,594)	(5,372,476)	(38,507)	(68,846)
(93,774)	(200,657)	(124,557)	(193,992)	(665,711)	(956,205)	(9,664)	(13,451)
(72,399)	(139,526)	(8,991)	(62,356)	(90,431)	(461,298)	(4,874)	(8,702)
(898,943)	(1,206,229)	(372,035)	(693,652)	(261,495)	(435,231)	(7,986)	(52,198)

(1,172,244)	(1,795,802)	(5,212,725)	(8,332,923)	(4,106,231)	(7,225,210)	(61,031)	(143,197)

785,507	1,224,687	200,801	425,605	1,205,443	8,157,431	333,025	514,330
1,149,112	1,587,810	—	69,261	771,653	3,417,235	171,452	1,085,817
1,731,413	1,949,173	3,101	59,376	175,392	466,783	518,833	128,417
14,718,151	24,516,359	43,349	225,838	852,667	366,124	342,815	67,414

18,384,183	29,278,029	247,251	780,080	3,005,155	12,407,573	1,366,125	1,795,978

103,898	242,035	4,531,816	7,101,811	3,002,207	5,219,980	37,626	66,869
92,512	197,189	124,532	193,971	650,627	933,418	9,412	13,385
72,062	139,286	6,710	58,166	75,679	456,569	4,873	8,694
898,789	1,205,642	367,279	687,138	250,463	413,205	7,966	50,257

1,167,261	1,784,152	5,030,337	8,041,086	3,978,976	7,023,172	59,877	139,205

(851,763)	(806,900)	(2,083,794)	(6,493,308)	(5,265,032)	(11,122,683)	(313,460)	(1,002,190)
(760,888)	(677,142)	(121,994)	(203,757)	(1,974,471)	(3,128,537)	(573,697)	(498,327)
(613,337)	(817,524)	(6,440)	(377,696)	(983,019)	(2,905,019)	(425,458)	(410,095)
(6,245,183)	(7,837,496)	(389,861)	(1,341,652)	(449,881)	(758,150)	(163,749)	(2,012,886)

(8,471,171)	(10,139,062)	(2,602,089)	(8,416,413)	(8,672,403)	(17,914,389)	(1,476,364)	(3,923,498)

11,080,273	20,923,119	2,675,499	404,753	(1,688,272)	1,516,356	(50,362)	(1,988,315)

2	—	—	—	—	—	—	—

4,576,720	21,346,271	(12,876,158)	(5,075,736)	(11,673,981)	(2,249,028)	(299,575)	(1,792,072)

50,637,347	29,291,076	56,273,278	61,349,014	60,120,287	62,369,315	5,049,895	6,841,967

$55,214,067	$ 50,637,347	$ 43,397,120	$56,273,278	$ 48,446,306	$60,120,287	$4,750,320	$5,049,895

See accompanying notes to financial statements.

26

TETON Westwood Funds

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions to Shareholders					Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)(b)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)(c)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Net of Waivers/Credits/ Reimbursements/ Reductions(d)		Operating Expenses Before Waivers/Credits/ Reimbursements/ Reductions(e)		Portfolio Turnover Rate
Mighty Mites Fund
Class AAA
2020(f)	$25.58	$(0.02)		$(6.30)	$(6.32)	$(1.08)	$(1.08)	$0.00	$18.18	(26.0)%	$97,089	(0.19	)%(g)	1.43	%(g)	1.44	%(g)	1%
2019	28.86	(0.03)		(2.28)	(2.31)	(0.97)	(0.97)	0.00	25.58	(8.0)	156,267	(0.11)		1.41		1.41		8
2018	29.42	(0.07)		1.32	1.25	(1.81)	(1.81)	0.00	28.86	4.4	226,938	(0.25)		1.40		1.40		9
2017	24.76	(0.12)		5.97	5.85	(1.19)	(1.19)	0.00	29.42	24.4	274,161	(0.46)		1.41		1.42		8
2016	22.02	(0.15)		3.41	3.26	(0.52)	(0.52)	0.00	24.76	15.0	256,488	(0.67)		1.41		1.41		6
2015	23.01	(0.06)		(0.50)	(0.56)	(0.43)	(0.43)	0.00	22.02	(2.6)	265,145	(0.27)		1.40		1.41		13
Class A
2020(f)	$24.49	$(0.05)		$(6.01)	$(6.06)	$(1.08)	$(1.08)	$0.00	$17.35	(26.0)%	$56,422	(0.44	)%(g)	1.68	%(g)	1.69	%(g)	1%
2019	27.75	(0.09)		(2.20)	(2.29)	(0.97)	(0.97)	0.00	24.49	(8.3)	75,977	(0.35)		1.66		1.66		8
2018	28.42	(0.14)		1.28	1.14	(1.81)	(1.81)	0.00	27.75	4.1	111,572	(0.50)		1.65		1.65		9
2017	24.01	(0.18)		5.78	5.60	(1.19)	(1.19)	0.00	28.42	24.1	169,017	(0.72)		1.66		1.67		8
2016	21.43	(0.20)		3.30	3.10	(0.52)	(0.52)	0.00	24.01	14.6	141,893	(0.92)		1.66		1.66		6
2015	22.45	(0.12)		(0.47)	(0.59)	(0.43)	(0.43)	0.00	21.43	(2.8)	154,000	(0.51)		1.65		1.66		13
Class C
2020(f)	$21.24	$(0.10)		$(5.16)	$(5.26)	$(1.08)	$(1.08)	$0.00	$14.90	(26.3)%	$56,956	(0.95	)%(g)	2.18	%(g)	2.19	%(g)	1%
2019	24.32	(0.18)		(1.93)	(2.11)	(0.97)	(0.97)	0.00	21.24	(8.7)	108,356	(0.85)		2.16		2.16		8
2018	25.24	(0.24)		1.13	0.89	(1.81)	(1.81)	0.00	24.32	3.6	166,600	(1.00)		2.15		2.15		9
2017	21.55	(0.27)		5.15	4.88	(1.19)	(1.19)	0.00	25.24	23.5	180,282	(1.21)		2.16		2.17		8
2016	19.38	(0.28)		2.97	2.69	(0.52)	(0.52)	0.00	21.55	14.1	175,241	(1.41)		2.16		2.16		6
2015	20.44	(0.21)		(0.42)	(0.63)	(0.43)	(0.43)	0.00	19.38	(3.2)	187,216	(1.01)		2.15		2.16		13
Class I
2020(f)	$26.29	$0.01		$(6.49)	$(6.48)	$(1.08)	$(1.08)	$0.00	$18.73	(25.9)%	$381,547	0.06	%(g)	1.18	%(g)	1.19	%(g)	1%
2019	29.57	0.04		(2.35)	(2.31)	(0.97)	(0.97)	0.00	26.29	(7.8)	625,116	0.15		1.16		1.16		8
2018	30.02	0.00	(c)	1.36	1.36	(1.81)	(1.81)	0.00	29.57	4.7	930,953	0.00	(h)	1.15		1.15		9
2017	25.18	(0.06)		6.09	6.03	(1.19)	(1.19)	0.00	30.02	24.7	728,641	(0.22)		1.16		1.17		8
2016	22.34	(0.10)		3.46	3.36	(0.52)	(0.52)	0.00	25.18	15.2	476,493	(0.44)		1.16		1.16		6
2015	23.27	(0.00	)(c)	(0.50)	(0.50)	(0.43)	(0.43)	0.00	22.34	(2.3)	488,846	(0.01)		1.15		1.16		13

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share data are calculated using the average shares outstanding method.
(b)	Due to capital share activity, net investment income/(loss) per share and the ratio to average net assets are not necessarily correlated among the different classes of shares.
(c)	Amount represents less than $0.005 per share.
(d)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended March 31, 2020 and the years ended September 30, 2019, 2018, 2017, 2016, and 2015, there was no impact on the expense ratios.

(e)

Before advisory fee reduction on unsupervised assets totaling 0.01%, 0.01%, and 0.01% of net assets for the six months ended March 31, 2020 and years ended September 30, 2017 and 2015, respectively. For the years ended September 30, 2019, 2018, and 2016 there was no impact on the expense ratios.

(f)	For the six months ended March 31, 2020, unaudited.
(g)	Annualized.
(h)	Amount represents less than 0.005%

See accompanying notes to financial statements.

27

TETON Westwood Funds

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions to Shareholders						Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Net of Waivers/ Reimbursements(c)		Operating Expenses Before Waivers/ Reimbursements		Portfolio Turnover Rate
SmallCap Equity Fund
Class AAA
2020(d)	$17.97	$0.03	$(4.86)	$(4.83)	$(0.07)	$(0.82)	$(0.89)	—	$12.25	(28.5)%	$ 5,292	0.34	%(e)	1.25	%(e)	1.66	%(e)	10%
2019	21.49	0.06	(1.28)	(1.22)	—	(2.30)	(2.30)	$0.00	17.97	(5.6)	7,758	0.33		1.25		1.64		35
2018	21.37	(0.02)	2.00	1.98	—	(1.86)	(1.86)	—	21.49	9.7	9,286	(0.08)		1.25		1.72		32
2017	19.03	(0.04)	4.17	4.13	—	(1.79)	(1.79)	0.00	21.37	23.1	9,295	(0.22)		1.36		1.74		38
2016	18.54	(0.04)	3.57	3.53	—	(3.04)	(3.04)	0.00	19.03	21.1	10,855	(0.25)		1.50		1.79		18
2015	20.52	(0.09)	(0.29)	(0.38)	—	(1.60)	(1.60)	—	18.54	(2.4)	7,721	(0.47)		1.50		1.66		23
Class A
2020(d)	$16.98	$0.01	$(4.59)	$(4.58)	$(0.03)	$(0.82)	$(0.85)	—	$11.55	(28.6)%	$ 2,872	0.09	%(e)	1.50	%(e)	1.91	%(e)	10%
2019	20.48	0.01	(1.21)	(1.20)	—	(2.30)	(2.30)	$0.00	16.98	(5.8)	4,440	0.08		1.50		1.89		35
2018	20.50	(0.07)	1.91	1.84	—	(1.86)	(1.86)	—	20.48	9.4	5,024	(0.33)		1.50		1.97		32
2017	18.37	(0.09)	4.01	3.92	—	(1.79)	(1.79)	0.00	20.50	22.8	3,580	(0.47)		1.60		1.99		38
2016	18.02	(0.08)	3.47	3.39	—	(3.04)	(3.04)	0.00	18.37	20.9	2,871	(0.49)		1.75		2.04		18
2015	20.05	(0.14)	(0.29)	(0.43)	—	(1.60)	(1.60)	—	18.02	(2.7)	3,258	(0.71)		1.75		1.91		23
Class C
2020(d)	$14.28	$(0.03)	$(3.81)	$(3.84)	—	$(0.82)	$(0.82)	—	$9.62	(28.7)%	$ 1,999	(0.41	)%(e)	2.00	%(e)	2.41	%(e)	10%
2019	17.69	(0.06)	(1.05)	(1.11)	—	(2.30)	(2.30)	$0.00	14.28	(6.2)	3,164	(0.41)		2.00		2.39		35
2018	18.04	(0.15)	1.66	1.51	—	(1.86)	(1.86)	—	17.69	8.8	2,895	(0.83)		2.00		2.47		32
2017	16.43	(0.16)	3.56	3.40	—	(1.79)	(1.79)	0.00	18.04	22.2	2,247	(0.97)		2.11		2.49		38
2016	16.49	(0.15)	3.13	2.98	—	(3.04)	(3.04)	0.00	16.43	20.2	2,268	(0.99)		2.25		2.54		18
2015	18.56	(0.22)	(0.25)	(0.47)	—	(1.60)	(1.60)	—	16.49	(3.2)	3,081	(1.21)		2.25		2.41		23
Class I
2020(d)	$18.74	$0.05	$(5.06)	$(5.01)	$(0.12)	$(0.82)	$(0.94)	—	$12.79	(28.4)%	$ 15,291	0.58	%(e)	1.00	%(e)	1.41	%(e)	10%
2019	22.27	0.11	(1.32)	(1.21)	(0.02)	(2.30)	(2.32)	$0.00	18.74	(5.3)	23,307	0.60		1.00		1.39		35
2018	22.04	0.04	2.05	2.09	—	(1.86)	(1.86)	—	22.27	9.9	21,688	0.17		1.00		1.47		32
2017	19.53	0.01	4.29	4.30	—	(1.79)	(1.79)	0.00	22.04	23.4	17,501	0.03		1.09		1.49		38
2016	18.90	0.00 (b)	3.67	3.67	—	(3.04)	(3.04)	0.00	19.53	21.5	10,883	0.00		1.25		1.54		18
2015	20.85	(0.04)	(0.31)	(0.35)	—	(1.60)	(1.60)	—	18.90	(2.2)	9,778	(0.21)		1.25		1.41		23

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share data are calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. Had such payments not been received during the year ended September 30, 2016, the expense ratios would have been 1.51%, 1.76%, 2.26%, and 1.26% for Class AAA, Class A, Class C, and Class I, respectively. For the six months ended March 31, 2020 and the years ended September 30, 2019, 2018, 2017, and 2015, these credits had no material impact on the expense ratios.

(d)	For the six months ended March 31, 2020, unaudited.
(e)	Annualized.

See accompanying notes to financial statements.

28

TETON Westwood Funds

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions to Shareholders							Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income		Net Realized Gain on Investments	Total Distributions		Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Net of Waivers/ Reimbursements		Operating Expenses Before Waivers/ Reimbursements		Portfolio Turnover Rate
Convertible Securities Fund
Class AAA
2020(b)	$13.86	$0.08	$(1.19)	$(1.11)	$(0.12)		$(0.16)	$(0.28)		$12.47	(8.2)%	$4,650	1.10	%(c)	1.15	%(c)(d)	1.61	%(c)	21%
2019	13.98	0.13	0.51	0.64	(0.23)		(0.53)	(0.76)		13.86	5.1	5,168	1.00		1.15	(d)	1.66		28
2018	12.41	0.04	1.73	1.77	(0.20)		—	(0.20)		13.98	14.4	4,523	0.34		1.15	(d)	2.03		35
2017	11.59	0.07	1.49	1.56	(0.21)		(0.53)	(0.74)		12.41	14.1	4,138	0.57		1.15		2.47		40
2016	10.53	0.04	1.05	1.09	(0.03)		—	(0.03)		11.59	10.4	4,240	0.38		2.00	(d)	2.74		20
2015	11.79	0.04	(1.27)	(1.23)	(0.03)		—	(0.03)		10.53	(10.5)	5,525	0.31		2.00	(d)	2.40		19
Class A
2020(b)	$14.33	$0.06	$(1.23)	$(1.17)	$(0.10)		$(0.16)	$(0.26)		$12.90	(8.3)%	$4,745	0.85	%(c)	1.40	%(c)(d)	1.86	%(c)	21%
2019	14.43	0.10	0.53	0.63	(0.20)		(0.53)	(0.73)		14.33	4.8	4,821	0.76		1.40	(d)	1.91		28
2018	12.79	0.01	1.80	1.81	(0.17)		—	(0.17)		14.43	14.2	3,711	0.09		1.40	(d)	2.28		35
2017	11.94	0.05	1.52	1.57	(0.19)		(0.53)	(0.72)		12.79	13.8	2,670	0.42		1.40		2.72		40
2016	10.87	0.01	1.08	1.09	(0.02)		—	(0.02)		11.94	10.1	1,191	0.10		2.25	(d)	2.99		20
2015	12.18	0.01	(1.30)	(1.29)	(0.02)		—	(0.02)		10.87	(10.6)	1,081	0.06		2.25	(d)	2.65		19
Class C
2020(b)	$15.30	$0.03	$(1.32)	$(1.29)	$(0.06)		$(0.16)	$(0.22)		$13.79	(8.5)%	$4,845	0.37	%(c)	1.90	%(c)(d)	2.36	%(c)	21%
2019	15.36	0.04	0.56	0.60	(0.13)		(0.53)	(0.66)		15.30	4.3	4,246	0.26		1.90	(d)	2.41		28
2018	13.62	(0.06)	1.90	1.84	(0.10)		—	(0.10)		15.36	13.6	2,960	(0.40)		1.90	(d)	2.78		35
2017	12.69	(0.02)	1.63	1.61	(0.15)		(0.53)	(0.68)		13.62	13.3	1,307	(0.19)		1.90		3.22		40
2016	11.59	(0.04)	1.14	1.10	(0.00	)(e)	—	(0.00	)(e)	12.69	9.6	873	(0.37)		2.75	(d)	3.49		20
2015	13.04	(0.06)	(1.39)	(1.45)	(0.00	)(e)	—	(0.00	)(e)	11.59	(11.1)	943	(0.44)		2.75	(d)	3.15		19
Class I
2020(b)	$13.91	$0.10	$(1.20)	$(1.10)	$(0.14)		$(0.16)	$(0.30)		$12.51	(8.1)%	$40,974	1.36	%(c)	0.90	%(c)(d)	1.36	%(c)	21%
2019	14.03	0.18	0.49	0.67	(0.26)		(0.53)	(0.79)		13.91	5.3	36,402	1.32		0.90	(d)	1.41		28
2018	12.44	0.08	1.75	1.83	(0.24)		—	(0.24)		14.03	14.8	18,097	0.56		0.90	(d)	1.78		35
2017	11.61	0.12	1.48	1.60	(0.24)		(0.53)	(0.77)		12.44	14.5	6,636	1.00		0.90		2.22		40
2016	10.56	0.07	1.04	1.11	(0.06)		—	(0.06)		11.61	10.6	394	0.61		1.75	(d)	2.49		20
2015	11.80	0.07	(1.27)	(1.20)	(0.04)		—	(0.04)		10.56	(10.2)	251	0.56		1.75	(d)	2.15		19

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share data are calculated using the average shares outstanding method.
(b)	For the six months ended March 31, 2020, unaudited.
(c)	Annualized.
(d)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. Had such payments not been received, the expense ratios for the years ended September 30, 2016 and 2015 would have been 2.01% and 2.02% (Class AAA), 2.26% and 2.27% (Class A), 2.76% and 2.77% (Class C), and 1.76% and 1.77% (Class I), respectively. For the six months ended March 31, 2020 and the years ended September 30, 2019 and 2018, these credits had no impact on the expense ratios.

(e)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

29

TETON Westwood Funds

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions to Shareholders					Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses(b)		Portfolio Turnover Rate
Equity Fund
Class AAA
2020(c)	$12.66	$0.04		$(2.21)	$(2.17)	$(0.11)	$(1.08)	$(1.19)	$9.30	(19.3)%	$39,409	0.71	%(d)	1.65	%(d)	24%
2019	13.94	0.10		0.54	0.64	(0.09)	(1.83)	(1.92)	12.66	5.8	50,849	0.80		1.64		28
2018	13.69	0.08		1.71	1.79	(0.06)	(1.48)	(1.54)	13.94	14.1	54,595	0.59		1.60		33
2017	12.59	0.06		1.91	1.97	(0.07)	(0.80)	(0.87)	13.69	16.6	54,159	0.50		1.62		28
2016	12.22	0.07		1.30	1.37	(0.05)	(0.95)	(1.00)	12.59	11.4	53,063	0.54		1.63		31
2015	13.65	0.05		(0.09)	(0.04)	(0.06)	(1.33)	(1.39)	12.22	(0.9)	53,238	0.37		1.59		28
Class A
2020(c)	$12.63	$0.03		$(2.21)	$(2.18)	$(0.08)	$(1.08)	$(1.16)	$9.29	(19.3)%	$1,004	0.46	%(d)	1.90	%(d)	24%
2019	13.90	0.07		0.54	0.61	(0.05)	(1.83)	(1.88)	12.63	5.6	1,366	0.56		1.89		28
2018	13.64	0.05		1.71	1.76	(0.02)	(1.48)	(1.50)	13.90	13.9	1,435	0.35		1.85		33
2017	12.55	0.04		1.89	1.93	(0.04)	(0.80)	(0.84)	13.64	16.3	2,502	0.28		1.87		28
2016	12.19	0.03		1.31	1.34	(0.03)	(0.95)	(0.98)	12.55	11.2	3,719	0.29		1.88		31
2015	13.61	0.02		(0.09)	(0.07)	(0.02)	(1.33)	(1.35)	12.19	(1.1)	3,125	0.12		1.84		28
Class C
2020(c)	$11.76	$(0.00	)(e)	$(2.05)	$(2.05)	—	$(1.08)	$(1.08)	$8.63	(19.5)%	$79	(0.04	)%(d)	2.40	%(d)	24%
2019	13.09	0.00		0.50	0.50	—	(1.83)	(1.83)	11.76	5.0	104	0.04		2.39		28
2018	12.97	(0.02)		1.62	1.60	—	(1.48)	(1.48)	13.09	13.3	449	(0.17)		2.35		33
2017	11.99	(0.03)		1.81	1.78	—	(0.80)	(0.80)	12.97	15.7	685	(0.25)		2.37		28
2016	11.72	(0.03)		1.25	1.22	—	(0.95)	(0.95)	11.99	10.6	843	(0.23)		2.38		31
2015	13.18	(0.05)		(0.08)	(0.13)	—	(1.33)	(1.33)	11.72	(1.6)	684	(0.37)		2.34		28
Class I
2020(c)	$12.62	$0.06		$(2.20)	$(2.14)	$(0.14)	$(1.08)	$(1.22)	$9.26	(19.1)%	$2,905	0.96	%(d)	1.40	%(d)	24%
2019	13.91	0.13		0.53	0.66	(0.12)	(1.83)	(1.95)	12.62	6.1	3,954	1.06		1.39		28
2018	13.66	0.11		1.72	1.83	(0.10)	(1.48)	(1.58)	13.91	14.5	4,870	0.84		1.35		33
2017	12.57	0.10		1.89	1.99	(0.10)	(0.80)	(0.90)	13.66	16.9	4,981	0.75		1.37		28
2016	12.21	0.09		1.30	1.39	(0.08)	(0.95)	(1.03)	12.57	11.7	4,258	0.77		1.38		31
2015	13.64	0.08		(0.09)	(0.01)	(0.09)	(1.33)	(1.42)	12.21	(0.6)	4,340	0.61		1.34		28

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share data are calculated using the average shares outstanding method.
(b)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended March 31, 2020 and the years ended September 30, 2019, 2018, 2017, 2016, and 2015, there was no impact on the expense ratios.

(c)	For the six months ended March 31, 2020, unaudited.
(d)	Annualized.
(e)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

30

TETON Westwood Funds

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions to Shareholders					Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income		Operating Expenses††(b)		Portfolio Turnover Rate

Balanced Fund
Class AAA
2020(c)	$11.71	$0.06	$(1.22)	$(1.16)	$(0.06)	$(0.75)	$(0.81)	$9.74	(10.8)%	$36,135	1.04	%(d)	1.40	%(d)	35%
2019	12.39	0.13	0.55	0.68	(0.13)	(1.23)	(1.36)	11.71	6.4	44,638	1.15		1.37		44
2018	12.16	0.12	0.96	1.08	(0.12)	(0.73)	(0.85)	12.39	9.3	45,181	1.00		1.34		27
2017	11.75	0.11	1.04	1.15	(0.11)	(0.63)	(0.74)	12.16	10.3	50,934	0.93		1.33		23
2016	11.72	0.12	0.85	0.97	(0.12)	(0.82)	(0.94)	11.75	8.6	50,105	1.06		1.35		23
2015	12.91	0.13	(0.08)	0.05	(0.13)	(1.11)	(1.24)	11.72	0.0	53,989	1.01		1.31		27
Class A
2020(c)	$11.79	$0.04	$(1.22)	$(1.18)	$(0.05)	$(0.75)	$(0.80)	$9.81	(10.9)%	$7,452	0.79	%(d)	1.65	%(d)	35%
2019	12.47	0.10	0.55	0.65	(0.10)	(1.23)	(1.33)	11.79	6.1	9,553	0.89		1.62		44
2018	12.23	0.09	0.97	1.06	(0.09)	(0.73)	(0.82)	12.47	9.1	8,719	0.75		1.59		27
2017	11.81	0.08	1.05	1.13	(0.08)	(0.63)	(0.71)	12.23	10.1	8,165	0.68		1.58		23
2016	11.78	0.10	0.85	0.95	(0.10)	(0.82)	(0.92)	11.81	8.2	7,040	0.81		1.60		23
2015	12.97	0.09	(0.07)	0.02	(0.10)	(1.11)	(1.21)	11.78	(0.2)	6,577	0.76		1.56		27
Class C
2020(c)	$12.01	$0.02	$(1.26)	$(1.24)	$(0.01)	$(0.75)	$(0.76)	$10.01	(11.1)%	$1,227	0.29	%(d)	2.15	%(d)	35%
2019	12.67	0.05	0.56	0.61	(0.04)	(1.23)	(1.27)	12.01	5.6	2,195	0.40		2.12		44
2018	12.41	0.03	0.99	1.02	(0.03)	(0.73)	(0.76)	12.67	8.5	4,544	0.25		2.09		27
2017	11.97	0.02	1.06	1.08	(0.01)	(0.63)	(0.64)	12.41	9.6	4,585	0.18		2.08		23
2016	11.92	0.04	0.87	0.91	(0.04)	(0.82)	(0.86)	11.97	7.8	5,575	0.30		2.10		23
2015	13.12	0.03	(0.08)	(0.05)	(0.04)	(1.11)	(1.15)	11.92	(0.8)	5,260	0.26		2.06		27
Class I
2020(c)	$11.69	$0.07	$(1.21)	$(1.14)	$(0.08)	$(0.75)	$(0.83)	$9.72	(10.7)%	$3,632	1.30	%(d)	1.15	%(d)	35%
2019	12.38	0.16	0.54	0.70	(0.16)	(1.23)	(1.39)	11.69	6.6	3,734	1.40		1.12		44
2018	12.15	0.15	0.97	1.12	(0.16)	(0.73)	(0.89)	12.38	9.6	3,925	1.24		1.09		27
2017	11.73	0.14	1.05	1.19	(0.14)	(0.63)	(0.77)	12.15	10.7	1,989	1.18		1.08		23
2016	11.70	0.15	0.85	1.00	(0.15)	(0.82)	(0.97)	11.73	8.8	1,896	1.30		1.10		23
2015	12.90	0.16	(0.09)	0.07	(0.16)	(1.11)	(1.27)	11.70	0.2	1,856	1.26		1.06		27

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.

††

The ratios include a reduction for custodian fee credits on cash balances maintained with the custodian (Custodian Fee Credits). Excluding such Custodian Fee Credits, the ratios for the year ended September 30, 2015 would have been 1.32% (Class AAA), 1.57% (Class A), 2.07% (Class C), and 1.07% (Class I), respectively. For the six months ended March 31, 2020 and the years ended September 30, 2019, 2018, 2017, and 2016, there were no Custodian Fee Credits.

(a)	Per share data are calculated using the average shares outstanding method.
(b)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended March 31, 2020 and the years ended September 30, 2019, 2018, 2017, 2016, and 2015, there was no impact on the expense ratios.

(c)	For the six months ended March 31, 2020, unaudited.
(d)	Annualized.

See accompanying notes to financial statements.

31

TETON Westwood Funds

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions to Shareholders							Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital		Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income		Operating Expenses Net of Waivers/ Reimbursements		Operating Expenses Before Waivers/ Reimbursements		Portfolio Turnover Rate
Intermediate Bond Fund
Class AAA
2020(b)	$11.14	$0.14	$(0.55)	$(0.41)	$(0.14)	—	—		$(0.14)	$10.59	(3.8)%	$3,005	2.44	%(c)	1.00	%(c)	3.09	%(c)	15%
2019	10.83	0.22	0.31	0.53	(0.22)	—	—		(0.22)	11.14	5.0	3,106	2.02		1.00		2.47		64
2018	11.28	0.17	(0.26)	(0.09)	(0.18)	$(0.18)	$0.00	(d)	(0.36)	10.83	(0.8)	3,434	1.59		1.00		2.22		32
2017	11.64	0.14	(0.28)	(0.14)	(0.14)	(0.08)	—		(0.22)	11.28	(1.2)	3,683	1.23		1.00		1.52		36
2016	11.56	0.15	0.30	0.45	(0.15)	(0.22)	—		(0.37)	11.64	4.1	4,170	1.32		1.00		1.42		48
2015	11.59	0.18	(0.03)	0.15	(0.18)	—	—		(0.18)	11.56	1.3	5,045	1.58		1.00		1.36		65
Class A
2020(b)	$11.13	$0.13	$(0.55)	$(0.42)	$(0.14)	—	—		$(0.14)	$10.57	(3.9)%	$513	2.36	%(c)	1.10	%(c)	3.19	%(c)	15%
2019	10.82	0.21	0.31	0.52	(0.21)	—	—		(0.21)	11.13	4.9	932	1.94		1.10		2.57		64
2018	11.26	0.16	(0.25)	(0.09)	(0.17)	$(0.18)	$0.00	(d)	(0.35)	10.82	(0.8)	308	1.46		1.10		2.32		32
2017	11.63	0.13	(0.29)	(0.16)	(0.13)	(0.08)	—		(0.21)	11.26	(1.4)	485	1.13		1.10		1.62		36
2016	11.55	0.14	0.30	0.44	(0.14)	(0.22)	—		(0.36)	11.63	3.9	807	1.21		1.10		1.52		48
2015	11.58	0.17	(0.03)	0.14	(0.17)	—	—		(0.17)	11.55	1.2	809	1.48		1.10		1.46		65
Class C
2020(b)	$10.56	$0.09	$(0.51)	$(0.42)	$(0.09)	—	—		$(0.09)	$10.05	(3.9)%	$621	1.69	%(c)	1.75	%(c)	3.84	%(c)	15%
2019	10.27	0.13	0.29	0.42	(0.13)	—	—		(0.13)	10.56	4.2	550	1.27		1.75		3.22		64
2018	10.70	0.09	(0.25)	(0.16)	(0.09)	$(0.18)	$0.00	(d)	(0.27)	10.27	(1.5)	805	0.83		1.75		2.97		32
2017	11.05	0.05	(0.27)	(0.22)	(0.05)	(0.08)	—		(0.13)	10.70	(2.0)	1,102	0.49		1.75		2.27		36
2016	10.99	0.06	0.28	0.34	(0.06)	(0.22)	—		(0.28)	11.05	3.2	1,144	0.51		1.75		2.17		48
2015	11.01	0.09	(0.02)	0.07	(0.09)	—	—		(0.09)	10.99	0.7	398	0.82		1.75		2.11		65
Class I
2020(b)	$11.14	$0.15	$(0.55)	$(0.40)	$(0.16)	—	—		$(0.16)	$10.58	(3.9)%	$611	2.64	%(c)	0.75	%(c)	2.84	%(c)	15%
2019	10.84	0.25	0.30	0.55	(0.25)	—	—		(0.25)	11.14	5.1	462	2.27		0.75		2.22		64
2018	11.28	0.20	(0.25)	(0.05)	(0.21)	$(0.18)	$0.00	(d)	(0.39)	10.84	(0.5)	2,295	1.83		0.75		1.97		32
2017	11.65	0.17	(0.29)	(0.12)	(0.17)	(0.08)	—		(0.25)	11.28	(1.0)	2,900	1.47		0.75		1.27		36
2016	11.57	0.18	0.30	0.48	(0.18)	(0.22)	—		(0.40)	11.65	4.3	14,111	1.56		0.75		1.17		48
2015	11.60	0.21	(0.03)	0.18	(0.21)	—	—		(0.21)	11.57	1.6	13,022	1.82		0.75		1.11		65

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share data are calculated using the average shares outstanding method.
(b)	For the six months ended March 31, 2020, unaudited.
(c)	Annualized.
(d)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

32

TETON Westwood Funds

Notes to Financial Statements (Unaudited)

1. Organization. The TETON Westwood Funds (the Trust) was organized as a Massachusetts business trust on June 12, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified open-end management investment company and currently consists of six active separate investment portfolios: TETON Westwood Mighty Mites Fund (Mighty Mites Fund), TETON Westwood SmallCap Equity Fund (SmallCap Equity Fund), TETON Convertible Securities Fund (Convertible Securities Fund), TETON Westwood Equity Fund (Equity Fund), TETON Westwood Balanced Fund (Balanced Fund), and TETON Westwood Intermediate Bond Fund (Intermediate Bond Fund), individually, a “Fund” and collectively, the “Funds.” Each class of shares outstanding bears the same voting, dividend, liquidation, and other rights and conditions, except that the expenses incurred in the distribution and marketing of such shares are different for each class. Class T Shares were first issued on July 5, 2017 for Mighty Mites Fund and SmallCap Equity Fund. Class T shares were liquidated on August 31, 2018.

The investment objectives of each Fund are as follows:

●	Mighty Mites Fund seeks to provide long term capital appreciation by investing primarily in micro-capitalization equity securities.

●	SmallCap Equity Fund seeks to provide long term capital appreciation by investing primarily in smaller capitalization equity securities.

●	Convertible Securities Fund seeks to provide a high level of current income as well as long term capital appreciation.

●	Equity Fund seeks to provide capital appreciation. The Equity Fund’s secondary goal is to produce current income.

●	Balanced Fund seeks to provide capital appreciation and current income resulting in a high total investment return consistent with prudent investment risk and a balanced investment approach.

●	Intermediate Bond Fund seeks to maximize total return, while maintaining a level of current income consistent with the maintenance of principal and liquidity.

2. Significant Accounting Policies. As an investment company, the Trust follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.

New Accounting Pronouncements. To improve the effectiveness of fair value disclosure requirements, the Financial Accounting Standards Board recently issued Accounting Standard Update (ASU) 2018-13, Fair Value Measurement Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (ASU 2018-13), which adds, removes, and modifies certain aspects relating to fair value disclosure. ASU 2018-13 is effective for interim and annual reporting periods beginning after December 15, 2019; early adoption of the additions relating to ASU 2018-13 is not required, even if early adoption is elected for the removals under ASU 2018-13. Management has early adopted the removals set forth in ASU 2018-13 in these financial statements and has not early adopted the additions set forth in ASU 2018-13.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Teton Advisors, Inc. (the Adviser). Investments in open-end investment companies are valued at each underlying Fund’s NAV per share as of the report date.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the securities are valued using the closing bid price, unless the Board determines such amount does not reflect the securities fair value, in which case these securities will be fair value as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Funds’ investments in securities by inputs used to value the Funds’ investments as of March 31, 2020 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total Market Value at 3/31/20
MIGHTY MITES FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Airlines	$487,600	$20,250	—		$507,850
Business Services	13,071,964	1,888,995	—		14,960,959
Computer Software and Services	12,298,378	201,960	—		12,500,338
Consumer Products	17,611,795	87,659	—		17,699,454
Diversified Industrial	69,313,693	188,160	—		69,501,853
Energy and Utilities: Natural Gas	3,513,237	1,803,611	—		5,316,848
Financial Services	54,521,466	853,084	$157,515		55,532,065
Food and Beverage	16,671,567	109,607	—		16,781,174
Health Care	62,010,555	—	0		62,010,555
Real Estate	18,220,069	2,084,536	255		20,304,860
Specialty Chemicals	13,590,565	435	—		13,591,000
Telecommunications	9,737,730	851,000	—		10,588,730
Other Industries (a)	291,761,386	—	—		291,761,386
Total Common Stocks	582,810,005	8,089,297	157,770		591,057,072
Closed-End Funds	489,353	—	—		489,353
Preferred Stocks (a)	3,593,536	—	—		3,593,536
Convertible Preferred Stocks (a)	—	19,890	—		19,890
Mandatory Convertible Securities (a)	—	316,995	—		316,995
Rights (a)	—	400	0		400
Warrants (a)	2,136	12,655	11		14,802
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$586,895,030	$8,439,237	$157,781	(b)	$595,492,048

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total Market Value at 03/31/20
SMALLCAP EQUITY FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (c)	$25,188,624	—	—		$25,188,624
U.S. Government Obligations	—	$214,912	—		214,912
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$25,188,624	$214,912	—		$25,403,536

CONVERTIBLE SECURITIES FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (c)	—	—	$346,824		$346,824
Convertible Corporate Bonds (c)	—	$39,687,950	—		39,687,950
Preferred Stocks (c)	—	—	25,132		25,132
Convertible Preferred Stocks (c)	$1,965,872	—	—		1,965,872
Mandatory Convertible Securities (c)	10,003,167	—	—		10,003,167
U.S. Government Obligations	—	2,469,192	—		2,469,192
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$11,969,039	$42,157,142	$371,956	(d)	$54,498,137

EQUITY FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (c)	$43,010,098	—	—		$43,010,098
Short Term Investment	429,071	—	—		429,071
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$43,439,169	—	—		$43,439,169

BALANCED FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (c)	$28,730,347	—	—		$28,730,347
Corporate Bonds (c)	—	$7,278,749	—		7,278,749
U.S. Government Agency Obligations	—	2,112,935	—		2,112,935
U.S. Government Obligations	—	8,528,033	—		8,528,033
Short Term Investment	2,379,120	—	—		2,379,120
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$31,109,467	$17,919,717	—		$49,029,184

INTERMEDIATE BOND FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Corporate Bonds (c)	—	$3,949,354	—		$3,949,354
Convertible Corporate Bonds (c)	—	83,866	—		83,866
U.S. Government Agency Obligations	—	14,628	—		14,628
U.S. Government Obligations	—	646,848	—		646,848
TOTAL INVESTMENTS IN SECURITIES – ASSETS	—	$4,694,696	—		$4,694,696

(a)	Please refer to the Summary Schedule of Investments for the industry classifications of these portfolio holdings.
(b)

Level 3 securities are valued by brokers and pricing services, or recent transactions. At March 31, 2020, the value of these securities was $157,781. The inputs for these securities are not readily available or cannot be reasonably estimated.

(c)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.
(d)

Level 3 securities are valued by brokers and pricing services, or recent transactions. At March 31, 2020, the value of these securities was $371,956. The inputs for these securities are not readily available or cannot be reasonably estimated.

During the six months ended March 31, 2020, the Mighty Mites Fund and the Convertible Securities Fund did not have transfers into or out of Level 3. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments held at March 31, 2020 or September 30, 2019 for the SmallCap Equity Fund, Equity Fund, Balanced Fund, and Intermediate Bond Fund.

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

The following table reconciles Level 3 investments for Convertible Securities Fund:

	Balance as of 9/30/19	Accrued discounts/ (premiums)	Realized gain	Change in unrealized appreciation/ depreciation†	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 3/31/20	Net change in unrealized appreciation/ depreciation on Level 3 investments still held at 3/31/20†
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	—	—	—	$ 6	$346,818	—	—	—	$346,824	$ 6
Preferred Stocks(a)	—	—	—	—	25,132	—	—	—	25,132	—
TOTAL INVESTMENTS
IN SECURITIES	—	—	—	$ 6	$371,950	—	—	—	$371,956	$ 6

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.
†	Net change in unrealized appreciation/depreciation on investments is included in the related amounts in the Statement of Operations.

Additional Information to Evaluate Qualitative Information.

General. The Funds use recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of their securities, and use broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Securities Sold Short. The Funds may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Funds record an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Funds record a realized gain or loss when the short position is closed out. By entering into a short sale, the Funds bear the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Funds on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. During the six months ended March 31, 2020, there were no short sales.

Foreign Currency Translations. The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received. The portion

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Restricted Securities. Each Fund may invest up to 10% (except for the Mighty Mites Fund, SmallCap Equity Fund, and Convertible Securities Fund which may invest up to 15%) of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. Securities deemed as liquid are not included in the limitations described above. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Funds held as of March 31, 2020, refer to the Schedules of Investments.

Investments in other Investment Companies. All Funds may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in these Funds would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended March 31, 2020, the Mighty Mites Fund’s, Equity Fund’s, and Balanced Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than 1 basis point.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as a Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Custodian Fee Credits and Interest Expense. When cash balances are maintained in a Fund’s custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under each custody arrangement are included in custodian fees in the Statements of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, a Fund is charged an overdraft fee equal to 90% of the current Treasury Bill rate on outstanding balances. These amounts, if any, would be included in the Statements of Operations.

Distributions to Shareholders. Distributions from net investment income are declared and paid annually for the Mighty Mites Fund, SmallCap Equity Fund, and Equity Fund, and quarterly for the Convertible Securities Fund and Balanced Fund. The Intermediate Bond Fund declares dividends daily and pays those dividends monthly. Distributions of net realized gain on investments are normally declared and paid at least annually by each Fund. Distributions to shareholders are recorded on the ex-dividend date. The characterization of distributions to shareholders is based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

foreign currency transactions held by the Funds, timing differences, net operating loss write off, and differing characterizations of distributions made by the Funds. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Funds.

The tax character of distributions paid during the fiscal year ended September 30, 2019 was as follows:

	Mighty Mites Fund	SmallCap Equity Fund	Convertible Securities Fund
Ordinary income (inclusive of short term capital gains)	—	$518,900	$1,334,142
Net long term capital gains	$47,348,334	3,490,103	461,660

Total distributions paid	$47,348,334	$4,009,003	$1,795,802

			Intermediate
	Equity Fund	Balanced Fund	Bond Fund
Ordinary income (inclusive of short term capital gains)	$391,760	$647,718	$143,197
Net long term capital gains	7,941,163	6,577,492	—

Total distributions paid	$8,332,923	$7,225,210	$143,197

Provision for Income Taxes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Funds to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of the Funds’ net investment company taxable income and net capital gains. During the six months ended March 31, 2020, the Mighty Mites Fund paid excise tax of $11,646.

The following summarizes the tax cost of investments and the related net unrealized appreciation/depreciation at March 31, 2020:

	Mighty Mites Fund	SmallCap Equity Fund	Convertible Securities Fund	Equity Fund	Balanced Fund	Intermediate Bond Fund
Aggregate cost of investments	$521,580,100	$31,508,969	$59,018,473	$45,641,247	$49,154,843	$4,829,592

Gross unrealized appreciation	$225,359,822	$3,831,345	$2,336,680	$4,869,316	$4,620,348	$95,785
Gross unrealized depreciation	(151,447,874)	(9,936,778)	(6,857,016)	(7,071,394)	(4,746,007)	(230,681)

Net unrealized appreciation/depreciation	$73,911,948	$(6,105,433)	$(4,520,336)	$(2,202,078)	$(125,659)	$(134,896)

The Funds are required to evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Funds as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. As of March 31, 2020, the Adviser has reviewed all open tax years and concluded that there was no impact to the Funds’ net assets or results of operations. The Funds’ federal and state tax returns for the prior three fiscal years remain open, subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Funds’ tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreements and Other Transactions. The Funds have entered into investment advisory agreements (the Advisory Agreements) with the Adviser which provide that the Funds will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% for the Mighty Mites Fund, SmallCap Equity Fund, Convertible Securities Fund, and Equity Fund, 0.75% for the Balanced Fund, and 0.60% for the Intermediate Bond Fund, of the value of a Fund’s average daily net assets. In accordance with the Advisory Agreements, the Adviser provides a continuous investment program for the Funds’ portfolios, oversees the administration of all aspects of the Funds’ business and affairs, and pays the compensation of all Officers and Trustees of the Funds who are affiliated persons of the Adviser.

There was a reduction in the advisory fee paid to the Adviser relating to certain portfolio holdings, i.e., unsupervised assets, of the Mighty Mites Fund with respect to which the Adviser transferred dispositive and voting control to the Funds’ Proxy Voting Committee. During the six months ended March 31, 2020, the Funds’ Proxy Voting Committee exercised control and discretion over all rights to vote or consent with respect to such securities, and the Adviser reduced its fee with respect to such securities by $32,068.

The Adviser has contractually agreed to waive investment advisory fees and/or to reimburse expenses to the SmallCap Equity Fund, Convertible Securities Fund, and Intermediate Bond Fund in the event annual expenses of such Funds exceed certain prescribed limits. Such fee waiver/reimbursement arrangements continue at least until January 31, 2021. For the six months

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

ended March 31, 2020, the Adviser waived fees or reimbursed expenses in the amounts of $78,435, $133,582, and $53,961 for the SmallCap Equity Fund, Convertible Securities Fund, and Intermediate Bond Fund, respectively.

In addition, the SmallCap Equity Fund, the Convertible Securities Fund, and the Intermediate Bond Fund are obliged to repay the Adviser for a period of two fiscal years following the fiscal year in which the Adviser reimbursed the Funds only to the extent that the operating expenses of these Funds fall below the following expense limitations based on average net assets for the SmallCap Equity Fund, the Convertible Securities Fund, and the Intermediate Bond Fund for Class AAA Shares 1.25%, 1.15%, and 1.00%, respectively, for Class A Shares 1.50%, 1.40%, and 1.10%, respectively, for Class C Shares 2.00%, 1.90%, and 1.75%, respectively, and for Class I Shares 1.00%, 0.90%, and 0.75%, respectively. As of March 31, 2020, the cumulative unreimbursed amounts which may be recovered by the Adviser within the next two fiscal years are as follows:

	For the year ended September 30, 2018, expiring September 30, 2020	For the year ended September 30, 2019, expiring September 30, 2021	For the six months ended March 31, 2020, expiring September 30, 2022	Total
SmallCap Equity Fund	$163,050	$155,872	$78,435	$397,357
Convertible Securities Fund	164,831	183,238	133,582	481,651
Intermediate Bond Fund	92,897	103,301	53,961	250,159

Gabelli Funds, LLC is a subadviser to the Adviser for the Mighty Mites Fund and the Convertible Securities Fund. The Adviser pays Gabelli Funds, LLC out of its advisory fees a subadvisory fee, computed daily and payable monthly, based on an annual rate of 0.32% of the average net assets of these two Funds.

In addition, the Adviser has a Subadvisory Agreement with Westwood Management Corp. for the Equity Fund and Balanced Fund. The Adviser pays Westwood Management Corp. out of its advisory fees with respect to these latter two Funds a subadvisory fee, computed daily and payable monthly, in an amount equal on an annualized basis to the greater of (i) $150,000 per year on an aggregate basis for these Funds or (ii) 35% of the net revenues to the Adviser from these Funds.

The Adviser has a sub-administration agreement for each of the Funds with Gabelli Funds, LLC. Gabelli Funds, LLC has entered into an agreement with BNY Mellon Investment Servicing (US) Inc. to provide certain administrative services to the Funds.

The Trust pays each Trustee who is not considered an affiliated person an annual retainer of $9,000 plus $2,000 for each Board meeting attended, and they are reimbursed by the Trust for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended, the Chairman of the Audit Committee receives a $3,000 annual fee, and the Lead Trustee receives an annual fee of $2,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Trust.

4. Distribution Plan. The Trust’s Board has adopted a distribution plan (the Plan) for each class of shares, except Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.50% (for the Intermediate Bond Fund’s Class A Shares at an annual rate of 0.35%), and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales (including maturities) of securities during the six months ended March 31, 2020, other than short term securities, are as follows:

	Purchases (excluding U.S. Government Securities)	Sales (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
Mighty Mites Fund	$12,445,157	$156,610,855	—	—
SmallCap Equity Fund	3,616,700	6,231,738	—	—
Convertible Securities Fund	20,388,592	11,560,075	—	—
Equity Fund	12,770,310	14,691,149	—	—
Balanced Fund	14,744,061	18,448,432	$4,715,506	$7,254,561
Intermediate Bond Fund	751,728	837,073	—	1,119

6. Transactions with Affiliates and Other Arrangements. During the six months ended March 31, 2020, the Mighty Mites Fund and the Convertible Securities Fund paid $95,621 and $592, respectively, in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $9,978 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

During the six months ended March 31, 2020, the Mighty Mites Fund, SmallCap Equity Fund, Convertible Securities Fund, Equity Fund, and Balanced Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $4,690, $786, $431, $849, and $868, respectively.

The cost of calculating each Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended March 31, 2020, the Mighty Mites Fund, Convertible Securities Fund, Equity Fund, and Balanced Fund each accrued $22,500 in connection with the cost of computing these Funds’ NAVs. This expense was not charged during the six months ended March 31, 2020 for the SmallCap Equity Fund and Intermediate Bond Fund.

During the six months ended March 31, 2020, the Mighty Mites Fund engaged in purchase and sale transactions with funds that have a common investment adviser. These transactions complied with Rule 17a-7 under the Act and amounted to $233,040 and $2,484,538 in purchase and sales transactions, respectively.

7. Significant Shareholder. As of March 31, 2020, 9.0% of the Convertible Securities Fund was beneficially owned by the Adviser and its affiliates, including managed accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

8. Shares of Beneficial Interest. The Funds offer four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA Shares and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 4.00%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Mighty Mites Fund, SmallCap Equity Fund, and Convertible Securities Fund impose a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the respective Fund as an increase in paid-in capital. The redemption fees, if any, retained by the Fund during the six months ended March 31, 2020 and fiscal year ended September 30, 2019 can be found in the Statements of Changes in Net Assets under Redemption Fees.

Transactions in shares of beneficial interest were as follows:

	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019

	Mighty Mites		SmallCap Equity		Convertible Securities
	Fund		Fund		Fund
Class AAA
Shares sold.	154,186	410,520	22,710	61,782	55,424	92,200
Shares issued upon reinvestment of distributions	236,477	282,053	21,188	55,403	7,606	18,828
Shares redeemed.	(1,158,317)	(2,446,173)	(43,583)	(117,789)	(62,832)	(61,680)

Net increase/(decrease) in Class AAA Shares	(767,654)	(1,753,600)	315	(604)	198	49,348

Class A
Shares sold.	715,719	605,833	12,016	50,966	77,515	113,762
Shares issued upon reinvestment of distributions	136,729	140,312	12,952	29,927	6,552	14,859
Shares redeemed.	(702,416)	(1,665,189)	(37,882)	(64,736)	(52,613)	(49,374)

Net increase/(decrease) in Class A Shares	150,032	(919,044)	(12,914)	16,157	31,454	79,247

Class C
Shares sold.	120,491	312,594	31,233	126,284	110,039	130,560
Shares issued upon reinvestment of distributions	195,376	268,060	12,046	25,160	4,757	9,874
Shares redeemed.	(1,596,725)	(2,329,790)	(57,011)	(93,482)	(41,003)	(55,614)

Net increase/(decrease) in Class C Shares	(1,280,858)	(1,749,136)	(13,732)	57,962	73,793	84,820

Class I
Shares sold.	2,173,996	4,540,036	168,851	697,664	1,055,930	1,830,022
Shares issued upon reinvestment of distributions	655,377	757,242	63,130	115,514	65,910	92,646
Shares redeemed.	(6,231,408)	(13,009,360)	(279,756)	(543,276)	(463,520)	(595,550)

Net increase/(decrease) in Class I Shares	(3,402,035)	(7,712,082)	(47,775)	269,902	658,320	1,327,118

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of beneficial interest (continued):

	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
					Intermediate
	Equity Fund		Balanced Fund		Bond Fund
Class AAA
Shares sold	17,360	35,978	104,451	705,719	29,839	47,051
Shares issued upon reinvestment of distributions	378,914	613,282	269,344	479,379	3,394	6,093
Shares redeemed	(175,915)	(548,911)	(475,228)	(1,018,422)	(28,232)	(91,204)

Net increase/(decrease) in Class AAA Shares	220,359	100,349	(101,433)	166,676	5,001	(38,060)

Class A
Shares sold	—	5,690	66,779	308,884	15,495	99,206
Shares issued upon reinvestment of distributions	10,421	16,765	57,821	85,110	848	1,218
Shares redeemed	(10,514)	(17,470)	(175,322)	(282,916)	(51,622)	(45,119)

Net increase/(decrease) in Class A Shares	(93)	4,985	(50,722)	111,078	(35,279)	55,305

Class C
Shares sold	278	5,883	15,479	40,314	49,498	12,345
Shares issued upon reinvestment of distributions	603	5,371	6,577	40,971	464	836
Shares redeemed	(554)	(36,678)	(82,302)	(257,175)	(40,207)	(39,448)

Net increase/(decrease) in Class C Shares	327	(25,424)	(60,246)	(175,890)	9,755	(26,267)

Class I
Shares sold.	3,858	18,031	73,629	32,773	30,772	6,278
Shares issued upon reinvestment of distributions	30,864	59,647	22,570	37,989	718	4,579
Shares redeemed	(34,187)	(114,473)	(42,047)	(68,440)	(15,159)	(181,202)

Net increase/(decrease) in Class I Shares	535	(36,795)	54,152	2,322	16,331	(170,345)

9. Transactions in Securities of Affiliated Issuers. The 1940 Act defines affiliated issuers as those in which a Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Mighty Mites Fund’s transactions in the securities of these issuers during the six months ended March 31, 2020 is set forth below:

	Beginning Shares	Shares Purchased	Shares Sold	Ending Shares	Dividend Income	Realized Gain/ (Loss)	Market Value at March 31, 2020	Change in Unrealized Appreciation/ (Depreciation)	Percent Owned of Shares Outstanding
Beasley Broadcast Group Inc., Cl. A	902,000	—	(4,000)	898,000	$ 89,900	$(8,116)	$ 1,661,300	$(1,114,229)	7.94%
Bel Fuse Inc., Cl. A	169,999	—	(1,699)	168,300	20,298	(2,109)	1,178,100	(1,124,692)	7.74%
Burnham Holdings Inc., Cl. A	270,000	—	(6,000)	264,000	116,611	(20,993)	2,706,000	(1,036,024)	8.71%
General Chemical Group Inc.†*	267,226	—	(200,326)	66,900	—	—	—	—	—
Griffin Industrial Realty Inc.	281,450	—	(3,500)	277,950	140,225	39,449	9,088,965	(1,490,166)	5.42%
Nathan’s Famous Inc.	222,234	—	(174)	222,060	155,564	(298)	13,545,660	(2,410,945)	5.27%
Schmitt Industries Inc.†	700,000	—	—	700,000	—	—	1,925,000	325,500	16.84%
The Eastern Co.	360,431	—	(1,411)	359,020	79,140	22,946	7,000,890	(1,929,238)	5.75%
The L.S. Starrett Co., Cl. A†	337,820	—	(20,320)	317,500	—	(93,605)	1,028,700	(724,095)	5.06%
Trans-Lux Corp.†	970,084	1,459,916	(4,000)	2,426,000	—	(28,507)	1,352,495	301,246	18.04%

Total					$601,738	$(91,233)	$39,487,110	$(9,202,643)

†	Non-income producing security.
*	Security is no longer considered affiliated at March 31, 2020.

10. Indemnifications. The Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

11. Subsequent Events. Management has evaluated the impact on the Funds of all other subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

TETON Westwood Funds and Your Personal Privacy

Who are we?

The TETON Westwood Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Teton Advisors, Inc., which is an affiliate of GAMCO Investors Inc., a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients. Teton Advisors, Inc. is a publicly held company that provides investment advisory services to the TETON Westwood Funds.

What kind of non-public information do we collect about you if you become a Fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●   Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●   Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

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TETON WESTWOOD FUNDS

TETON Westwood Mighty MitesSM Fund

TETON Westwood SmallCap Equity Fund

TETON Convertible Securities Fund

TETON Westwood Equity Fund

TETON Westwood Balanced Fund

TETON Westwood Intermediate Bond Fund

One Corporate Center
Rye, New York 10580-1422
General and Account Information:
800-WESTWOOD [800-937-8966]
fax: 914-921-5118
website: www.tetonadv.com
e-mail: info@tetonadv.com
Board of Trustees

ANTHONY S. COLAVITA	NICHOLAS F. GALLUCCIO*	KUNI NAKAMURA
Attorney, Anthony S. Colavita, P.C.	President and Chief Executive Officer, Teton Advisors, Inc.	President of Advanced Polymer, Inc.

JAMES P. CONN	MARY E. HAUCK	WERNER J. ROEDER
Former Managing Director and Chief Investment Officer, Financial Security Assurance Holdings Ltd.	Former Senior Portfolio Manager, Gabelli-O’Connor Fixed Income Mutual Fund Management Company	Former Medical Director, Lawrence Hospital

LESLIE F. FOLEY	MICHAEL J. MELARKEY	SALVATORE J. ZIZZA
Attorney	Of Counsel, McDonald Carano Wilson LLP	Chairman, Zizza & Associates Corp.

*Interested Trustee

Officers
BRUCE N. ALPERT		ANDREA R. MANGO
President		Secretary
JOHN C. BALL		RICHARD J. WALZ
Treasurer		Chief Compliance Officer

Investment Adviser		Distributor
Teton Advisors, Inc.		G.distributors, LLC
Custodian		Legal Counsel
The Bank of New York Mellon		Paul Hastings LLP

We have separated the portfolio managers’ commentaries from the financial statements and investment portfolios due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentaries is unrestricted. Both the commentaries and the financial statements, including the portfolio of investments, will be available on our website at www.tetonadv.com.

This report is submitted for the information of the shareholders of the TETON Westwood Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GABWWQ120SR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)

TETON Westwood Mighty Mites Fund

Schedule of Investments — March 31, 2020 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 99.4%
	Aerospace and Defense — 8.2%
1,038,900	Aerojet Rocketdyne Holdings Inc.†	$4,935,277	$43,457,187
98,340	Allied Motion Technologies Inc.	3,581,516	2,330,658
86,000	Avio SpA	1,211,004	1,086,975
123,000	Innovative Solutions & Support Inc.†	472,250	392,370
7,000	Kratos Defense & Security Solutions Inc.†	42,963	96,880
108,000	Park Aerospace Corp.	1,716,843	1,360,800

		11,959,853	48,724,870

	Agriculture — 0.7%
225	J.G. Boswell Co.	144,676	112,444
229,500	Limoneira Co.	4,387,730	3,006,450
510,000	S&W Seed Co.†	1,759,513	1,030,200

		6,291,919	4,149,094

	Airlines — 0.1%
40,000	American Airlines Group Inc.	15,642	487,600
225,000	American Airlines Group Inc., Escrow†	173	20,250

		15,815	507,850

	Automotive — 1.3%
26,250	Lithia Motors Inc., Cl. A	465,325	2,146,987
15,000	Navistar International Corp.†	113,250	247,350
29,605	Rush Enterprises Inc., Cl. A	545,615	944,992
101,005	Rush Enterprises Inc., Cl. B	1,755,998	3,081,662
47,930	Sonic Automotive Inc., Cl. A	611,334	636,510
70,000	Wabash National Corp.	132,194	505,400

		3,623,716	7,562,901

	Automotive: Parts and Accessories — 1.3%
53,000	Dana Inc.	333,860	413,930
12,190	Gentherm Inc.†	177,000	382,766
369,210	Modine Manufacturing Co.†	4,062,398	1,199,933
24,000	Motorcar Parts of America Inc.†	315,465	301,920
80,000	Puradyn Filter Technologies Inc.†	13,774	636
50,028	Standard Motor Products Inc.	552,812	2,079,664
184,700	Strattec Security Corp.	4,680,166	2,672,609
140,000	Superior Industries International Inc.	2,435,732	168,000
40,000	Titan International Inc.	301,573	62,000
85,000	Uni-Select Inc.	1,236,987	308,641

		14,109,767	7,590,099

	Aviation: Parts and Services — 2.1%
13,500	Astronics Corp.†	83,521	123,930
23,896	Astronics Corp., Cl. B†	144,647	217,454
189,040	Ducommun Inc.†	4,811,439	4,697,644
186,200	Kaman Corp.	4,786,120	7,163,114

		9,825,727	12,202,142

	Broadcasting — 1.2%
898,000	Beasley Broadcast Group Inc., Cl. A(a)	4,944,632	1,661,300
336,455	Dish TV India Ltd., GDR†	265,892	42,730
164,160	Entercom Communications Corp., Cl. A	854,555	280,714
241,120	Gray Television Inc.†	265,142	2,589,629
86,293	Gray Television Inc., Cl. A†	620,246	1,025,161
100,000	Salem Media Group Inc.	152,968	87,400
33,000	Sinclair Broadcast Group Inc., Cl. A	53,667	530,640

Shares		Cost	Market Value
155,000	Townsquare Media Inc., Cl. A	$1,274,728	$714,550

		8,431,830	6,932,124

	Building and Construction — 2.4%
220,000	Armstrong Flooring Inc.†	3,094,411	314,600
122,500	Gibraltar Industries Inc.†	2,889,333	5,257,700
10,000	Granite Construction Inc.	238,905	151,800
15,000	Herc Holdings Inc.†	550,126	306,900
600,000	Huttig Building Products Inc.†	663,429	420,000
107,434	MYR Group Inc.†	2,433,654	2,813,696
98,200	The Monarch Cement Co.	2,607,988	4,811,800

		12,477,846	14,076,496

	Business Services — 2.5%
397,701	Diebold Nixdorf Inc.†	1,799,064	1,399,907
3,700	Du-Art Film Labs Inc.†	639,538	536,500
178,172	GP Strategies Corp.†	2,102,568	1,159,900
25,000	IAA Inc.†	214,032	749,000
23,300	ICF International Inc.	558,939	1,600,710
32,029	KAR Auction Services Inc.	168,870	384,348
16,000	Macquarie Infrastructure Corp.	25,800	404,000
1,920	Matthews International Corp., Cl. A	84,461	46,445
70,000	MDC Partners Inc., Cl. A†	432,588	101,500
320,500	MoneyGram International Inc.†	844,898	419,855
294,330	PFSweb Inc.†	1,422,682	882,990
3,000	Pollard Banknote Ltd.	48,308	36,133
31,549	PRGX Global Inc.†	176,610	88,337
500	Stamps.com Inc.†	6,278	65,040
436,451	Team Inc.†	6,875,975	2,836,931
28,792	Trans-Lux Corp.†(a)(b)(c)	25,123	16,052
2,397,208	Trans-Lux Corp.†(a)	1,375,413	1,336,443
37,132	Viad Corp.	989,754	788,312
98,669	Willdan Group Inc.†	3,082,563	2,108,556

		20,873,464	14,960,959

	Communications Equipment — 0.5%
432,000	Communications Systems Inc.	3,535,511	1,926,720
275,000	Extreme Networks Inc.†	946,476	849,750

		4,481,987	2,776,470

	Computer Software and Services — 2.1%
851,636	Alithya Group Inc., Cl. A†	2,277,577	1,498,879
208,380	American Software Inc., Cl. A	1,962,399	2,961,080
291,042	Avid Technology Inc.†	1,861,962	1,958,713
78,000	Cardlytics Inc.†	1,120,301	2,726,880
45,000	DHI Group Inc.†	81,549	97,200
160,620	Digi International Inc.†	1,925,845	1,532,315
136,000	iGO Inc.†	455,137	201,960
296,000	Internap Corp.†	1,373,800	9,176
10,000	Materialise NV, ADR†	58,532	185,700
122,500	Mitek Systems Inc.†	663,052	965,300
2,000	Monitronics International Inc.†	14,668	14,600
2,310	MTS Systems Corp.	118,662	51,975
1,000	Tyler Technologies Inc.†	16,928	296,560

		11,930,412	12,500,338

	Consumer Products — 2.9%
127,200	Acme United Corp.	2,271,327	2,578,344
224,000	Bassett Furniture Industries Inc.	4,536,226	1,220,800
96,387	Callaway Golf Co.	833,454	985,075
900,000	Goodbaby International Holdings Ltd.†	414,410	98,675
6,000	Johnson Outdoors Inc., Cl. A	175,431	376,200
20,000	Lakeland Industries Inc.†	212,727	310,000
253,175	Lifetime Brands Inc.	2,712,175	1,430,439
790,000	Marine Products Corp.	5,696,779	6,383,200
55,000	MarineMax Inc.†	793,201	573,100

See accompanying notes to financial statements.

1

TETON Westwood Mighty Mites Fund

Schedule of Investments (Continued) — March 31, 2020 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Consumer Products (Continued)
74,000	Oil-Dri Corp. of America	$1,454,228	$2,474,560
5,700	PC Group Inc.†	3,465	23
4,000,000	Playmates Holdings Ltd.	481,613	495,308
900	Standard Diversified Inc.†	10,722	9,810
8,040	Standard Diversified Opportunities Inc., Cl. B†	96,831	87,636
135,220	ZAGG Inc.†	938,565	420,534

		20,631,154	17,443,704

	Consumer Services — 1.1%
375,320	1-800-Flowers.com Inc., Cl. A†	1,274,361	4,965,484
66,000	Bowlin Travel Centers Inc.†	90,387	213,840
88,000	Carriage Services Inc.	1,709,315	1,421,200
800	Collectors Universe Inc.	0	12,536

		3,074,063	6,613,060

	Diversified Industrial — 11.7%
378,000	Ampco-Pittsburgh Corp.†	5,870,903	945,000
264,000	Burnham Holdings Inc., Cl. A(a)	4,218,361	2,706,000
77,673	Chase Corp.	1,175,370	6,391,711
109,360	Columbus McKinnon Corp.	1,788,623	2,734,000
55,000	FormFactor Inc.†	364,579	1,104,950
34,600	Graham Corp.	563,893	446,340
486,703	Griffon Corp.	5,377,187	6,156,793
18,700	Haulotte Group SA	100,407	85,281
2,500	Hyster-Yale Materials Handling Inc.	125,305	100,225
220,030	Intevac Inc.†	995,881	899,923
60,120	John Bean Technologies Corp.	1,753,961	4,465,112
116,000	L.B. Foster Co., Cl. A†	1,838,405	1,433,760
271,502	Lawson Products Inc.†	4,039,654	7,254,533
82,309	Lydall Inc.†	790,523	531,716
9,000	MSA Safety Inc.	291,844	910,800
1,003,870	Myers Industries Inc.	15,600,625	10,791,603
75,000	Napco Security Technologies Inc.†	410,581	1,137,750
212,331	Park-Ohio Holdings Corp.	4,882,806	4,021,549
25,080	Raven Industries Inc.	497,955	532,448
19,600	RWC Inc.†	315,159	188,160
29,000	Standex International Corp.	1,012,984	1,421,580
1,630,000	Steel Connect Inc.†	5,626,241	1,222,500
629,000	Steel Partners Holdings LP†	10,164,932	3,411,319
476,000	Tredegar Corp.	7,901,155	7,439,880
454,000	Twin Disc Inc.†	8,195,667	3,168,920

		83,903,001	69,501,853

	Educational Services — 0.1%
123,000	Universal Technical Institute Inc.†	596,725	731,850

	Electronics — 4.0%
28,000	Badger Meter Inc.	477,554	1,500,800
168,300	Bel Fuse Inc., Cl. A(a)	3,079,334	1,178,100
333,500	CTS Corp.	2,767,089	8,300,815
60,000	Daktronics Inc.	564,643	295,800
30,000	IMAX Corp.†	129,139	271,500
10,000	Iteris Inc.†	15,100	32,000
80,000	Kimball Electronics Inc.†	480,853	873,600
25,000	Kopin Corp.†	37,565	8,730
3,654	Littelfuse Inc.	514,343	487,517
10,000	Mesa Laboratories Inc.	278,486	2,260,900
24,800	Methode Electronics Inc.	149,501	655,464
700,000	Schmitt Industries Inc.†(a)	1,612,360	1,925,000
154,038	Stoneridge Inc.†	1,610,270	2,580,137
16,000	Stratasys Ltd.†	274,798	255,200
150,870	Ultra Clean Holdings†	426,878	2,082,006

Shares		Cost	Market Value
182,000	Ultralife Corp.†	$1,286,360	$946,400

		13,704,273	23,653,969

	Energy and Utilities: Integrated — 0.2%
18,000	MGE Energy Inc.	424,380	1,178,460

	Energy and Utilities: Natural Gas — 0.9%
650,000	Alvopetro Energy Ltd.†	285,405	277,126
18,750	Chesapeake Utilities Corp.	336,518	1,607,063
108,684	Corning Natural Gas Holding Corp.	1,015,904	1,803,611
56,310	RGC Resources Inc.	471,687	1,629,048

		2,109,514	5,316,848

	Energy and Utilities: Oil — 0.0%
85,000	Callon Petroleum Co.†	261,491	46,571

	Energy and Utilities: Services — 0.1%
52,000	Dawson Geophysical Co.†	164,658	50,586
24,850	Independence Contract Drilling Inc.†	1,585,206	34,790
162,000	KLX Energy Services Holdings Inc.†	2,641,002	113,400
61,000	RPC Inc.	110,360	125,660
7,100	Subsea 7 SA, ADR	25,056	33,565

		4,526,282	358,001

	Energy and Utilities: Water — 2.1%
36,426	Artesian Resources Corp., Cl. A	925,588	1,361,604
12,000	Cadiz Inc.†	112,655	140,040
24,800	California Water Service Group	478,224	1,247,936
66,000	Consolidated Water Co. Ltd.	717,506	1,082,400
68,000	Energy Recovery Inc.†	280,443	505,920
27,433	Middlesex Water Co.	536,018	1,649,272
73,304	SJW Group	1,858,060	4,234,772
45,307	The York Water Co.	760,243	1,969,042

		5,668,737	12,190,986

	Entertainment — 0.4%
377	Canterbury Park Holding Corp.	4,890	3,917
689,533	Dover Motorsports Inc.	1,660,517	861,916
55,470	Entravision Communications Corp., Cl. A	102,173	112,604
56,000	National CineMedia Inc.	304,243	182,560
239,750	Sportech plc†	257,049	44,669
32,000	World Wrestling Entertainment Inc., Cl. A	475,035	1,085,760

		2,803,907	2,291,426

	Environmental Control — 1.8%
262,853	Casella Waste Systems Inc., Cl. A†	1,237,583	10,267,038
59,904	Primo Water Corp.	535,593	542,735

		1,773,176	10,809,773

	Equipment and Supplies — 5.1%
10,000	Amtech Systems Inc.†	93,151	43,500
20,000	AZZ Inc.	716,820	562,400
5,000	Berry Global Group Inc.†	124,680	168,550
161,266	CIRCOR International Inc.†	5,249,968	1,875,524
342,500	Core Molding Technologies Inc.†	2,757,706	527,450
210,000	Federal Signal Corp.	1,278,662	5,728,800
135,000	Interpump Group SpA	960,931	3,272,637
288,000	Kimball International Inc., Cl. B	2,850,737	3,430,080

See accompanying notes to financial statements.

2

TETON Westwood Mighty Mites Fund

Schedule of Investments (Continued) — March 31, 2020 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Equipment and Supplies (Continued)
17,100	Maezawa Kyuso Industries Co. Ltd.	$92,537	$304,707
140,000	Mitcham Industries Inc.†	513,509	175,000
20,593	Powell Industries Inc.	767,781	528,622
359,020	The Eastern Co.(a)	6,657,813	7,000,890
130,000	The Gorman-Rupp Co.	3,022,642	4,057,300
317,500	The L.S. Starrett Co., Cl. A†(a)	3,498,873	1,028,700
153,435	Titan Machinery Inc.†	2,579,104	1,333,350
53,000	TransAct Technologies Inc.	190,347	164,830
6,400	Vicor Corp.†	53,420	285,056

		31,408,681	30,487,396

	Financial Services — 9.4%
55,000	Allegiance Bancshares Inc.	2,203,831	1,326,050
8,000	Ameris Bancorp	87,070	190,080
22,000	Atlantic American Corp.	80,717	46,420
305,658	Atlantic Capital Bancshares Inc.†	5,375,086	3,628,160
45,778	Atlantic Union Bankshares Corp.	1,390,989	1,002,538
17,000	Berkshire Bancorp Inc.†	219,944	166,600
11,275	Berkshire Hills Bancorp Inc.	206,283	167,547
5,953	BKF Capital Group Inc.†	48,280	60,334
10,090	BOK Financial Corp.	660,421	429,430
75	Burke & Herbert Bank and Trust Co.	95,726	145,425
47,558	Cadence BanCorp.	971,547	311,505
89,976	Capital City Bank Group Inc.	.2,193,570	1,810,317
8,000	Capitol Federal Financial Inc.	.91,259	92,880
8,000	Carolina Financial Corp.	294,104	206,960
33,000	CenterState Bank Corp.	887,571	568,590
16,560	Citizens & Northern Corp.	325,075	331,200
7,000	ConnectOne Bancorp Inc.	165,900	94,080
28,800	Crazy Woman Creek Bancorp Inc.	497,983	465,120
32,580	Dime Community Bancshares Inc.	522,755	446,672
1,120	Farmers & Merchants Bank of Long Beach	6,157,165	6,720,000
40,000	Farmers National Banc Corp.	333,870	465,200
8,000	First Community Bankshares Inc.	268,018	186,400
31,440	First Internet Bancorp	642,411	516,245
583,300	Flushing Financial Corp.	9,791,548	7,792,888
75,600	FNB Corp.	736,188	557,172
3,000	Franklin Financial Network Inc.	98,132	61,170
16,058	FS Bancorp Inc.	589,634	578,088
456,000	GTY Technology Holdings Inc.†	4,316,812	2,061,120
10	Guaranty Corp., Cl. A†(d)	137,500	157,515
166,270	Hallmark Financial Services Inc.†	1,472,299	671,731
5,800	Heritage Commerce Corp.	47,931	44,486
27,300	HomeStreet Inc.	273,000	606,879
49,030	Hope Bancorp Inc.	445,906	403,027
116,100	I3 Verticals Inc., Cl. A†	1,847,249	2,216,349
30,000	ICC Holdings Inc.†	326,100	329,100
89,800	KKR & Co. Inc., Cl. A	12,530	2,107,606
65,700	Legacy Housing Corp.†	772,382	607,725
5,840	LendingTree Inc.†	170,074	1,070,998
163,500	Medallion Financial Corp.†	863,497	304,110
4,197	Northrim BanCorp Inc.	91,497	113,319
19,390	OceanFirst Financial Corp.	359,396	308,495
14,000	Opus Bank	362,164	242,620
119,883	People’s United Financial Inc.	1,870,169	1,324,707
148,000	Pzena Investment Management Inc., Cl. A	1,200,873	660,080

Shares		Cost	Market Value
36,971	Renasant Corp.	$414,186	$807,447
2,989	Salisbury Bancorp Inc.	129,412	92,659
30,000	Sandy Spring Bancorp Inc.	1,026,309	679,200
3,000	Seacoast Banking Corp. of Florida†	92,978	54,930
4,500	Security National Corp.	409,597	517,500
80,000	Silvercrest Asset Management Group Inc., Cl. A	1,098,684	756,800
6,750	Simmons First National Corp., Cl. A	152,916	124,200
3,600	South State Corp.	273,159	211,428
51,480	Southern First Bancshares Inc.†	2,227,365	1,460,488
64,000	Southern National Bancorp of Virginia Inc.	1,071,005	629,760
4,500	Southside Bancshares Inc.	153,548	136,755
600,000	Sprott Inc.	1,632,589	976,338
118,143	Sterling Bancorp	1,177,409	1,234,594
6,000	Thomasville Bancshares Inc.	225,946	275,250
6,000	Towne Bank/Portsmouth VA	178,312	108,540
4,200	TriState Capital Holdings Inc.†	41,237	40,614
50,050	TrustCo Bank Corp NY	230,230	270,771
51,152	Valley National Bancorp	344,052	373,921
32,800	Value Line Inc.	323,657	1,061,080
45,900	Washington Trust Bancorp Inc.	1,029,683	1,678,104
74,800	Waterstone Financial Inc.	797,062	1,087,592
25,132	WesBanco Inc.	974,021	595,628
89,760	Western New England Bancorp Inc.	774,589	606,778
265,000	Wright Investors’ Service Holdings Inc.†	157,925	113,950

		64,440,327	55,491,265

	Food and Beverage — 2.8%
84,600	Andrew Peller Ltd., Cl. A	357,330	496,551
1,900	Bridgford Foods Corp.†	32,687	43,833
53,000	Calavo Growers Inc.	1,634,005	3,057,570
133,000	Corby Spirit and Wine Ltd.	1,998,640	1,460,136
530,000	Crimson Wine Group Ltd.†	4,815,013	3,097,850
372,021	Farmer Brothers Co.†	7,634,022	2,589,266
1,550	Hanover Foods Corp., Cl. A	148,789	89,357
300	Hanover Foods Corp., Cl. B	28,206	20,250
49,000	Iwatsuka Confectionery Co. Ltd.	2,039,597	1,471,937
1,500	J & J Snack Foods Corp.	21,624	181,500
8,490	John B Sanfilippo & Son Inc.	388,940	759,006
162,991	Massimo Zanetti Beverage Group SpA	1,339,782	629,170
6,000	MGP Ingredients Inc.	156,082	161,340
1,510	Rock Field Co. Ltd.	11,171	20,601
5,200	Scheid Vineyards Inc., Cl. A†	69,061	119,600
7,100	T. Hasegawa Co. Ltd.	148,541	134,505
3,160	The Boston Beer Co. Inc., Cl. A†	123,986	1,161,490
235,200	Tingyi (Cayman Islands) Holding Corp.	345,177	384,681
254,400	Vitasoy International Holdings Ltd.	135,186	771,133
23,000	Willamette Valley Vineyards Inc.†	88,087	110,400

		21,515,926	16,760,176

	Health Care — 10.4%
26,000	Accuray Inc.†	193,180	49,400
16,000	Anika Therapeutics Inc.†	452,683	462,560
123,000	BioTelemetry Inc.†	868,788	4,736,730
6,740	Boiron SA	114,153	208,883
32,000	Cantel Medical Corp.	416,542	1,148,800
106,660	Cardiovascular Systems Inc.†	1,844,922	3,755,499

See accompanying notes to financial statements.

3

TETON Westwood Mighty Mites Fund

Schedule of Investments (Continued) — March 31, 2020 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Health Care (Continued)
10,000	CareDx Inc.†	$54,442	$218,300
21,900	Collegium Pharmaceutical Inc.†	405,461	357,627
361,940	Cutera Inc.†	5,267,104	4,726,936
125,343	Electromed Inc.†	426,658	1,408,855
130,000	Exelixis Inc.†	247,650	2,238,600
25,000	Genesis Healthcare Inc.†	38,387	21,065
4,000	Heska Corp.†	82,758	221,200
2,500	ICU Medical Inc.†	133,641	504,425
528,448	InfuSystem Holdings Inc.†	1,369,063	4,486,523
23,000	Integer Holdings Corp.†	479,237	1,445,780
193,724	IntriCon Corp.†	1,935,573	2,280,131
60,000	Invitae Corp.†	484,527	820,200
36,000	Kindred Biosciences Inc.†	364,531	144,000
4,000	LeMaitre Vascular Inc.	96,620	99,680
80,500	Meridian Bioscience Inc.†	1,432,292	676,200
139,000	Neogen Corp.†	408,302	9,311,610
109,780	NeoGenomics Inc.†	438,086	3,031,026
41,323	Omnicell Inc.†	680,307	2,709,962
230,000	OPKO Health Inc.†	545,778	308,200
25,002	Option Care Health Inc.†	212,109	236,769
60,200	Orthofix Medical Inc.†	1,337,902	1,686,202
25,000	Paratek Pharmaceuticals Inc.†	128,854	78,750
8,000	Progenics Pharmaceuticals Inc.†	51,552	30,400
64,000	Quidel Corp.†	822,123	6,259,840
50,000	RTI Surgical Holdings Inc.†	217,879	85,500
93,934	SurModics Inc.†	1,907,429	3,129,881
2,000	Targanta Therapeutics Corp., Escrow†(d)	0	0
72,301	United-Guardian Inc.	667,271	1,044,749
3,800	Utah Medical Products Inc.	102,943	357,390
100,000	Zealand Pharma A/S†	1,250,037	3,450,976

		25,478,784	61,732,649

	Hotels and Gaming — 3.2%
50,000	Ainsworth Game Technology Ltd.†	44,995	11,687
59,800	Boyd Gaming Corp.	347,400	862,316
110,500	Braemar Hotels & Resorts Inc., REIT	1,059,395	187,850
59,620	Churchill Downs Inc.	988,888	6,137,879
67,000	Eldorado Resorts Inc.†	301,348	964,800
20,000	Everi Holdings Inc.†	138,470	66,000
1,120,725	Full House Resorts Inc.†	2,697,726	1,400,906
634,210	Golden Entertainment Inc.†	6,767,044	4,192,128
360,911	Inspired Entertainment Inc.†	2,314,729	1,219,879
68,000	PlayAGS Inc.†	777,650	180,200
231,000	The Marcus Corp.	2,946,430	2,845,920
48,464	Twin River Worldwide Holdings Inc.	1,446,124	630,517

		19,830,199	18,700,082

	Machinery — 3.6%
312,000	Astec Industries Inc.	10,962,065	10,910,640
4,600	DMG Mori AG	24,615	205,217
550,000	Gencor Industries Inc.†	3,688,073	5,775,000
6,050	Lindsay Corp.	520,262	554,059
27,650	Tennant Co.	793,409	1,602,317
42,400	The Middleby Corp.†	439,626	2,411,712
30,000	Williams Industrial Services Group Inc.†	100,544	36,600

		16,528,594	21,495,545

	Manufactured Housing and Recreational Vehicles — 2.4%
48,000	Cavco Industries Inc.†	2,954,508	6,957,120
175,750	Nobility Homes Inc.	2,043,494	3,884,075
100,000	Skyline Champion Corp.†	810,195	1,568,000

Shares		Cost	Market Value

56,000	Winnebago Industries Inc.	$564,677	$1,557,360

		6,372,874	13,966,555

	Metals and Mining — 0.8%
54,000	5N Plus Inc.†	193,175	59,476
570,000	Osisko Gold Royalties Ltd.	8,280,879	4,252,824
900,000	Tanami Gold NL†	210,755	23,251
40,000	TimkenSteel Corp.†	472,269	129,200

		9,157,078	4,464,751

	Paper and Forest Products — 0.3%
26,800	Keweenaw Land Association Ltd.†	2,281,278	1,541,000

	Publishing — 1.1%
100,000	AH Belo Corp., Cl. A	474,794	172,000
110,000	ARC Document Solutions Inc.	199,135	89,100
848,600	The E.W. Scripps Co., Cl. A	5,140,373	6,398,444
11,000	Tribune Publishing Co.	108,705	89,210

		5,923,007	6,748,754

	Real Estate — 3.4%
224,000	Ambase Corp.†	316,295	51,520
8,000	Bresler & Reiner Inc.†	4,912	236
113,300	Capital Properties Inc., Cl. A	1,205,957	1,713,663
20,920	Cohen & Steers Inc	581,330	950,814
60,000	DREAM Unlimited Corp., Cl. A	331,539	402,473
22,500	FRP Holdings Inc.†	740,269	967,500
277,950	Griffin Industrial Realty Inc.(a)	8,049,002	9,088,965
14,138	Gyrodyne LLC†	394,093	202,173
6,631	Holobeam Inc.†	111,970	319,117
32,000	New Senior Investment Group Inc., REIT	193,920	81,920
527,269	Reading International Inc., Cl. A†	4,919,287	2,051,076
74,670	Reading International Inc., Cl. B†	676,582	1,226,828
2,508	Royalty LLC†(d)	0	255
150,000	Tejon Ranch Co.†	3,628,643	2,109,000
626,000	Trinity Place Holdings Inc.†	3,390,836	1,139,320

		24,544,635	20,304,860

	Restaurants — 2.5%
1,139	Biglari Holdings Inc., Cl. A†	1,036,125	338,283
43,000	Denny’s Corp.†	133,104	330,240
222,060	Nathan’s Famous Inc.(a)	3,226,118	13,545,660
42,000	The Cheesecake Factory Inc.	1,218,336	717,360

		5,613,683	14,931,543

	Retail — 2.0%
82,000	Big 5 Sporting Goods Corp.	617,667	87,740
69,710	Ethan Allen Interiors Inc.	1,463,160	712,436
60,000	GNC Holdings Inc., Cl. A†	179,228	28,086
132,740	Ingles Markets Inc., Cl. A	2,351,240	4,799,878
102,000	Lands’ End Inc.†	1,656,830	544,680
37,500	La-Z-Boy Inc.	829,825	770,625
117,000	Movado Group Inc.	2,494,509	1,382,940
300	PetIQ Inc.†	7,511	6,969
86,000	Tuesday Morning Corp.†	233,517	49,519
129,674	Village Super Market Inc., Cl. A	3,486,425	3,187,387

		13,319,912	11,570,260

	Semiconductors — 0.6%
85,740	Entegris Inc.	433,020	3,838,580

	Specialty Chemicals — 2.3%
1,061,560	Ferro Corp.†	4,997,760	9,936,202
66,900	General Chemical Group Inc.†	6,021	435

See accompanying notes to financial statements.

4

TETON Westwood Mighty Mites Fund

Schedule of Investments (Continued) — March 31, 2020 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Specialty Chemicals (Continued)
52,920	Hawkins Inc.	$1,897,832	$1,883,952
4,100	Minerals Technologies Inc.	121,383	148,666
100,000	Navigator Holdings Ltd.†	954,228	446,000
6,000	Takasago International Corp.	160,690	112,550
43,500	Teraoka Seisakusho Co. Ltd.	320,833	122,581
194,174	Treatt plc	1,044,380	940,614

		9,503,127	13,591,000

	Telecommunications — 1.8%
76,000	A10 Networks Inc.†	479,910	471,960
27,000	Consolidated Communications Holdings Inc.	155,786	122,850
20,808	Frequency Electronics Inc.†	233,086	190,185
65,000	Gogo Inc.†	322,463	137,800
400,000	HC2 Holdings Inc.†	1,386,384	620,000
20,000	Iridium Communications Inc.†	160,025	446,600
3,300	North State Telecommuni- cations Corp., Cl. A	283,313	244,200
57,500	Nuvera Communications Inc.	528,202	851,000
555,315	ORBCOMM Inc.†	3,140,931	1,354,969
5,788	Preformed Line Products Co.	246,195	288,416
119,000	Shenandoah Telecommuni- cations Co.	624,717	5,860,750

		7,561,012	10,588,730

	Transportation — 0.0%
16,500	Patriot Transportation Holding Inc.	362,914	155,430

	TOTAL COMMON STOCKS	507,774,090	588,488,420

	CLOSED-END FUNDS — 0.1%
111,980	MVC Capital Inc.	1,004,359	489,353

	PREFERRED STOCKS — 0.6%
	Automotive: Parts and Accessories — 0.1%
44,300	Jungheinrich AG	172,422	681,576

	Financial Services — 0.5%
172,000	Steel Partners Holdings LP Ser. A, 6.000%	4,897,951	2,911,960

	TOTAL PREFERRED STOCKS	5,070,373	3,593,536

	CONVERTIBLE PREFERRED STOCKS — 0.0%
	Food and Beverage — 0.0%
500	Seneca Foods Corp., Ser. 2003	7,625	19,890

	MANDATORY CONVERTIBLE SECURITIES (e) — 0.1%
	Energy and Utilities — 0.1%
15,095	Corning Natural Gas Holding Corp., 4.800%, Ser. B, 09/30/26	313,221	316,995

	RIGHTS — 0.0%
	Entertainment — 0.0%
550,000	Media General Inc., CVR†(d)	1	0

	Health Care — 0.0%
200,000	Teva Pharmaceutical Industries Ltd., CCCP, expire 02/20/23†(d)	103,591	0

	TOTAL RIGHTS	103,592	0

Shares		Cost	Market Value

	WARRANTS — 0.0%
	Energy and Utilities — 0.0%
2	Key Energy Services Inc., expire 12/15/21†(d)	$0	$6
2	Key Energy Services Inc., expire 12/15/20†(d)	0	5

		0	11

	Energy and Utilities: Services — 0.0%
7,627	Weatherford International plc, expire 12/13/23†	0	2,136

	Health Care — 0.0%
2,184	Option Care Health Inc., Cl. A, expire 07/27/25†	7,979	6,370
2,184	Option Care Health Inc., Cl. B, expire 07/27/25†	7,554	6,285

		15,533	12,655

	TOTAL WARRANTS	15,533	14,802

	TOTAL MISCELLANEOUS INVESTMENTS — 0.4%(f)	3,442,302	2,569,052

	TOTAL INVESTMENTS — 100.6%	$517,731,095	595,492,048

	Other Assets and Liabilities (Net) — (0.6)%		(3,478,321)

	NET ASSETS — 100.0%		$592,013,727

(a)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)

At March 31, 2020, the Fund held an investment in a restricted and illiquid security amounting to $16,052 or 0.00% of net assets., which was valued under methods approved by the Board of Trustees as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	03/31/20 Carrying Value Per Share
28,792	Trans-Lux Corp.	06/01/09- 09/25/18	$25,123	0.5575
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
(f)	Represents previously undisclosed, unrestricted securities which the Fund has held for less than one year.
†	Non-income producing security.

ADR	American Depositary Receipt
CCCP	Contingent Cash Consideration Payment
CVR	Contingent Value Right
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

5

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The TETON Westwood Funds

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	5/29/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	5/29/2020

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	5/29/2020

* Print the name and title of each signing officer under his or her signature.